UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31*

Date of reporting period: August 31, 2014

*	This Form N-Q pertains only to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund, MFS Managed Wealth Fund, and MFS Moderate Allocation Fund. The remaining series of the Registrant have fiscal year ends of 7/31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2014

MFS® ABSOLUTE RETURN FUND

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 91.7%
Asset-Backed & Securitized - 13.1%
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 11/08/16	$302,327	$302,592
AmeriCredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.439%, 10/10/17	530,000	529,872
ARI Fleet Lease Trust, “A”, FRN, 0.705%, 3/15/20 (n)	171,756	171,791
ARI Fleet Lease Trust, “A”, FRN, 0.455%, 1/15/21 (n)	270,666	270,515
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (n)	540,000	540,361
Babson Ltd., CLO, “A1”, FRN, 0.459%, 1/18/21 (z)	427,760	425,717
BMW Vehicle Lease Trust, “A2”, 0.45%, 3/21/16	1,000,000	1,000,203
Capital Auto Receivables Asset Trust, 2013-4, “A1”, FRN, 0.536%, 3/21/16	600,000	600,466
Cent CDO XI Ltd., “A1”, FRN, 0.494%, 4/25/19 (n)	396,510	393,639
Chesapeake Funding LLC, “A”, FRN, 0.908%, 11/07/23 (n)	259,327	260,222
Chesapeake Funding LLC, “A”, FRN, 0.609%, 1/07/25 (n)	750,637	751,653
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 11/15/16 (n)	467,276	467,448
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	430,000	463,621
CNH Equipment Trust, “A2”, 0.45%, 4/15/16	25,524	25,524
CNH Equipment Trust, “A2”, 0.63%, 1/17/17	233,481	233,664
CNH Wholesale Master Note Trust, “A”, FRN, 0.755%, 8/15/19 (n)	772,000	773,986
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 9/16/19 (n)	101,025	101,500
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.097%, 9/15/39	264,781	289,298
CWCapital Cobalt Ltd., “A4”, FRN, 5.969%, 5/15/46	318,735	350,704
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (n)	750,000	750,171
Ford Credit Auto Lease Trust, 2013-B, “A2A”, 0.59%, 1/15/16	402,863	403,179
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/25 (n)	227,000	229,065
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.505%, 9/15/16	490,000	490,061
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 0.536%, 7/20/19	960,000	960,224
GE Equipment Small Ticket LLC, “A2”, 0.73%, 1/25/16 (n)	357,723	358,249
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	724,896	725,564
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.707%, 12/10/27 (n)	1,070,000	1,071,966
HLSS Servicer Advance Receivables Trust, 2014-T1, “A1”, 1.244%, 1/17/45 (n)	270,000	270,243
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 1/15/16	426,054	426,314
Hyundai Auto Lease Securitization Trust, “A2”, 0.51%, 9/15/15 (n)	62,443	62,445
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 3/15/16 (n)	524,418	525,273
John Deere Owner Trust, “A2”, 0.55%, 1/15/16	132,708	132,767
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	414,719	448,895
Kingsland III Ltd., “A1”, CDO, FRN, 0.45%, 8/24/21 (n)	225,977	224,502
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (n)	330,000	329,970
Mercedes-Benz Auto Lease Trust, 2013-B, “A2”, 0.53%, 9/15/15	743,100	743,281
Mercedes-Benz Master Owner Trust, FRN, 0.425%, 11/15/16 (n)	1,000,000	1,000,111
Motor PLC, “A1”, FRN, 0.635%, 8/25/21 (n)	656,213	655,918
New Residential Advance Receivables Tust, 2014-T1, “A1”, 1.274%, 3/15/45 (n)	410,000	410,574
Nissan Auto Lease Trust, 2013-B, “A2B”, FRN, 0.425%, 1/15/16	832,399	832,912
Nissan Master Owner Trust Receivables 2013,“A”, FRN, 0.455%, 2/15/18	760,000	760,338
Porsche Innovative Lease Owner Trust, 2013-1, “A2”, 0.54%, 1/22/16 (n)	385,500	385,705
Race Point CLO Ltd., “A1A”, FRN, 0.44%, 8/01/21 (n)	410,631	407,375
Santander Drive Auto Receivable Trust, “A2”, 0.66%, 6/15/17	977,680	978,577
Smart Trust, “A2B”, FRN, 0.406%, 9/14/15	119,014	119,018
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.366%, 10/20/16	1,262,837	1,263,344
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, 0.506%, 7/22/19 (n)	1,500,000	1,500,288
Volvo Financial Equipment LLC, “A2”, 0.53%, 11/16/15 (n)	503,194	503,243
Volvo Financial Equipment LLC, 2014-1A, “A2”, 0.54%, 11/15/16 (n)	1,110,000	1,110,144
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (n)	340,000	339,750

		$26,372,242

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Automotive - 4.4%
American Honda Finance Corp., 1.6%, 2/16/18 (n)	$229,000	$228,974
American Honda Finance Corp., 1.85%, 9/19/14 (n)	620,000	620,398
American Honda Finance Corp., FRN, 0.459%, 11/03/14 (n)	200,000	200,092
American Honda Finance Corp., FRN, 0.61%, 5/26/16 (n)	200,000	200,949
American Honda Finance Corp., FRN, 0.732%, 10/07/16	200,000	201,545
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	1,100,000	1,108,274
Daimler Finance North America LLC, FRN, 0.834%, 1/09/15 (n)	700,000	701,082
Daimler Finance North America LLC, FRN, 0.92%, 8/01/16 (n)	160,000	161,532
Ford Motor Credit Co. LLC, 4.207%, 4/15/16	200,000	210,072
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	420,000	439,205
Hyundai Capital America, 1.625%, 10/02/15 (n)	700,000	705,334
Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (n)	300,000	304,806
Nissan Motor Acceptance Corp., FRN, 0.934%, 9/26/16 (n)	420,000	422,580
Nissan Motor Acceptance Corp., FRN, 0.777%, 3/03/17 (n)	550,000	551,499
Toyota Motor Credit Corp., 1.25%, 11/17/14	260,000	260,598
Toyota Motor Credit Corp., 3.2%, 6/17/15	125,000	127,818
Toyota Motor Credit Corp., FRN, 0.623%, 1/17/19	850,000	853,311
Volkswagen Group of America Finance LLC, FRN, 0.605%, 5/23/17 (n)	830,000	830,872
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	310,000	311,172
Volkswagen International Finance N.V., FRN, 0.832%, 11/20/14 (n)	450,000	450,559

		$8,890,672
Banks & Diversified Financials (Covered Bonds) - 1.4%
Australia & New Zealand Banking Group, FRN, 0.842%, 10/06/15 (n)	$250,000	$251,338
Commonwealth Bank of Australia, 0.75%, 1/15/16 (n)	710,000	711,235
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/17 (n)	600,000	601,698
DnB Nor Boligkreditt A.S., 2.1%, 10/14/15 (n)	500,000	508,865
Norddeutsche Landesbank, 0.875%, 10/16/15 (n)	400,000	401,813
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	400,000	412,568

		$2,887,517
Broadcasting - 0.9%
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	$203,000	$204,542
Viacom, Inc., 1.25%, 2/27/15	650,000	652,342
Walt Disney Co., 0.45%, 12/01/15	490,000	490,326
WPP Finance, 8%, 9/15/14	375,000	375,849

		$1,723,059
Brokerage & Asset Managers - 0.6%
BlackRock, Inc., 3.5%, 12/10/14	$125,000	$126,083
BlackRock, Inc., 1.375%, 6/01/15	500,000	504,204
Franklin Resources, Inc., 1.375%, 9/15/17	97,000	96,960
NYSE Euronext, 2%, 10/05/17	412,000	418,453

		$1,145,700
Business Services - 0.5%
Cisco Systems, Inc., FRN, 0.507%, 3/03/17	$1,000,000	$1,003,482

Cable TV - 0.3%
DIRECTV Holdings LLC, 2.4%, 3/15/17	$120,000	$123,400
NBCUniversal Enterprise Co., FRN, 0.771%, 4/15/16 (n)	500,000	501,117

		$624,517
Computer Software - 0.2%
Adobe Systems, Inc., 3.25%, 2/01/15	$425,000	$430,082

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - Systems - 0.2%
Apple, Inc., FRN, 0.489%, 5/03/18	$500,000	$500,576

Conglomerates - 1.0%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$97,000	$97,909
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	841,000	864,809
General Electric Co., 0.85%, 10/09/15	200,000	200,872
Pentair Finance S.A., 1.35%, 12/01/15	600,000	603,984
United Technologies Corp., FRN, 0.727%, 6/01/15	240,000	240,892

		$2,008,466
Consumer Products - 1.0%
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 6/29/17 (n)	$290,000	$292,770
Mattel, Inc., 1.7%, 3/15/18	139,000	138,440
Newell Rubbermaid, Inc., 2%, 6/15/15	400,000	404,267
Newell Rubbermaid, Inc., 2.05%, 12/01/17	236,000	238,014
Procter & Gamble Co., 0.75%, 11/04/16	650,000	650,192
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	210,000	211,969

		$1,935,652
Consumer Services - 0.6%
eBay, Inc., 1.35%, 7/15/17	$264,000	$264,823
Experian Finance PLC, 2.375%, 6/15/17 (n)	249,000	254,318
Western Union Co., 2.375%, 12/10/15	200,000	203,486
Western Union Co., FRN, 1.234%, 8/21/15	560,000	563,377

		$1,286,004
Electrical Equipment - 0.1%
Arrow Electronics, Inc., 3%, 3/01/18	$141,000	$145,379

Electronics - 1.5%
Applied Materials, Inc., 2.65%, 6/15/16	$400,000	$412,038
Intel Corp., 1.35%, 12/15/17	581,000	580,648
Tyco Electronics Group S.A., 1.6%, 2/03/15	270,000	271,285
Tyco Electronics Group S.A., 2.375%, 12/17/18	155,000	156,398
Tyco Electronics Group S.A., FRN, 0.436%, 1/29/16	1,200,000	1,199,843
Xilinx, Inc., 2.125%, 3/15/19	480,000	479,932

		$3,100,144
Emerging Market Quasi-Sovereign - 1.0%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$400,000	$400,071
Corporacion Nacional del Cobre de Chile, 4.75%, 10/15/14 (n)	425,000	426,736
Korea Development Bank, 1%, 1/22/16	410,000	409,880
Korea Gas Corp., 2.25%, 7/25/17 (n)	260,000	263,851
Petroleos Mexicanos, 3.125%, 1/23/19 (z)	170,000	176,698
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	319,000	313,858

		$1,991,094
Energy - Independent - 1.3%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$860,000	$980,624
Canadian Natural Resources Ltd., FRN, 0.609%, 3/30/16	480,000	481,394
Devon Energy Corp., 1.2%, 12/15/16	460,000	461,848
Encana Corp., 5.9%, 12/01/17	360,000	407,266
Southwestern Energy Co., 7.5%, 2/01/18	260,000	306,414

		$2,637,546

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - 2.1%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$550,000	$570,209
BP Capital Markets PLC, 3.125%, 10/01/15	450,000	462,888
BP Capital Markets PLC, 0.7%, 11/06/15	297,000	297,620
Chevron Corp., 0.889%, 6/24/16	210,000	211,216
Chevron Corp., 1.104%, 12/05/17	314,000	311,858
Petro-Canada Financial Partnership, 5%, 11/15/14	420,000	423,831
Shell International Finance B.V., 1.125%, 8/21/17	600,000	599,237
Shell International Finance B.V., FRN, 0.444%, 11/15/16	630,000	632,219
Total Capital International S.A., 1.5%, 2/17/17	500,000	505,327
Total Capital S.A., 3%, 6/24/15	125,000	127,693

		$4,142,098
Financial Institutions - 1.2%
General Electric Capital Corp., 2.15%, 1/09/15	$200,000	$201,307
General Electric Capital Corp., FRN, 0.831%, 12/11/15	250,000	251,591
General Electric Capital Corp., FRN, 0.833%, 1/08/16	500,000	503,194
General Electric Capital Corp., FRN, 0.464%, 1/14/16	930,000	930,893
LeasePlan Corp. N.V., 3%, 10/23/17 (n)	340,000	350,460
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	200,000	202,095

		$2,439,540
Food & Beverages - 5.8%
Anheuser-Busch InBev S.A., 3.625%, 4/15/15	$500,000	$510,204
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	300,000	301,421
Anheuser-Busch InBev S.A., 1.375%, 7/15/17	130,000	130,789
Coca-Cola Co., 1.15%, 4/01/18	270,000	267,530
Coca-Cola Co., FRN, 0.34%, 11/01/16	900,000	900,786
Conagra Foods, Inc., 1.3%, 1/25/16	310,000	312,092
Diageo Capital PLC, 1.5%, 5/11/17	300,000	303,096
General Mills, Inc., 5.2%, 3/17/15	400,000	410,215
Heineken N.V., 0.8%, 10/01/15 (n)	500,000	501,457
Ingredion, Inc., 3.2%, 11/01/15	135,000	138,757
Ingredion, Inc., 1.8%, 9/25/17	167,000	167,352
Kellogg Co., 4.45%, 5/30/16	260,000	276,020
Kraft Foods Group, Inc., 1.625%, 6/04/15	480,000	484,179
Kraft Foods Group, Inc., 6.125%, 8/23/18	900,000	1,039,002
Molson Coors Brewing Co., 2%, 5/01/17	500,000	508,355
PepsiCo, Inc., 2.5%, 5/10/16	365,000	376,277
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	1,160,000	1,200,862
SABMiller Holdings, Inc., 1.85%, 1/15/15 (n)	220,000	221,058
SABMiller Holdings, Inc., 2.45%, 1/15/17 (n)	340,000	350,336
SABMiller Holdings, Inc., FRN, 0.93%, 8/01/18 (n)	930,000	937,215
Tyson Foods Inc., 2.65%, 8/15/19	429,000	434,620
Tyson Foods, Inc., 6.6%, 4/01/16	920,000	999,978
Want Want China Finance Co., 1.875%, 5/14/18 (n)	360,000	353,436
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	423,000	425,920
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	52,000	52,859

		$11,603,816
Food & Drug Stores - 1.0%
CVS Caremark Corp., 3.25%, 5/18/15	$350,000	$356,927
CVS Caremark Corp., 1.2%, 12/05/16	270,000	271,192
Walgreen Co., 1%, 3/13/15	650,000	651,599
Walgreen Co., 1.8%, 9/15/17	715,000	720,085

		$1,999,803

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - 0.2%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$442,000	$456,376

Insurance - 2.5%
Aflac, Inc., 3.45%, 8/15/15	$400,000	$411,640
American International Group, Inc., 5.85%, 1/16/18	299,000	339,079
American International Group, Inc., 2.3%, 7/16/19	770,000	773,057
Lincoln National Corp., 4.3%, 6/15/15	125,000	128,524
MetLife Global Funding I, FRN, 0.614%, 4/10/17 (n)	710,000	713,488
MetLife, Inc., 1.756%, 12/15/17	117,000	117,962
Metropolitan Life Global Funding I, 0.764%, 7/15/16 (n)	530,000	534,262
New York Life Global Funding, 1.3%, 1/12/15 (n)	740,000	742,535
PRICOA Global Funding I, FRN, 0.502%, 8/19/15 (n)	290,000	290,574
Prudential Financial, Inc., FRN, 1.014%, 8/15/18	650,000	656,098
UnumProvident Corp., 6.85%, 11/15/15 (n)	80,000	85,314
Voya Financial, Inc., 2.9%, 2/15/18	235,000	243,177

		$5,035,710
Insurance - Health - 0.3%
Aetna, Inc., 1.5%, 11/15/17	$94,000	$94,317
WellPoint, Inc., 5%, 12/15/14	400,000	405,252
Wellpoint, Inc., 1.25%, 9/10/15	30,000	30,186

		$529,755
Insurance - Property & Casualty - 0.5%
ACE Ltd., 2.6%, 11/23/15	$215,000	$220,133
Aon Corp., 3.5%, 9/30/15	375,000	386,617
AXIS Capital Holdings Ltd., 5.75%, 12/01/14	370,000	374,848

		$981,598
International Market Quasi-Sovereign - 4.3%
Achmea Hypotheekbank N.V., 3.2%, 11/03/14 (n)	$487,000	$489,225
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	650,000	649,799
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	590,000	594,377
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	310,000	314,557
Electricite de France, 2.15%, 1/22/19 (n)	650,000	655,408
FMS Wertmanagement, 0.625%, 4/18/16	580,000	581,262
KfW Bankengruppe, 0.5%, 9/30/15	180,000	180,454
Kommunalbanken A.S., 0.375%, 4/10/15 (n)	230,000	230,168
Kommunalbanken A.S., 1.75%, 10/05/15 (n)	150,000	152,374
Kommunalbanken A.S., 0.75%, 11/21/16 (n)	240,000	239,783
Kommunalbanken A.S., 1%, 3/15/18 (n)	190,000	187,396
Kommunalbanken A.S., FRN, 0.367%, 10/31/16 (n)	270,000	270,129
Kreditanstalt für Wiederaufbau, FRN, 0.205%, 1/23/15	1,000,000	1,000,070
Landwirtschaftliche Rentenbank, 3.125%, 1/15/16 (n)	300,000	311,278
Municipality Finance PLC, 2.375%, 5/16/16	690,000	711,347
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	790,000	790,292
Statoil A.S.A., 2.9%, 10/15/14	125,000	125,350
Statoil A.S.A., 7.375%, 5/01/16 (n)	400,000	442,030
Statoil A.S.A., 1.8%, 11/23/16	180,000	183,586
Statoil A.S.A., FRN, 0.524%, 5/15/18	290,000	290,133
Statoil A.S.A., FRN, 0.694%, 11/08/18	250,000	251,449

		$8,650,467
International Market Sovereign - 1.4%
Kingdom of Denmark, 0.375%, 4/25/16 (n)	$590,000	$588,979
Kingdom of Denmark, 0.875%, 3/20/17 (n)	280,000	279,941

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Sovereign - continued
Kingdom of Sweden, 1%, 2/27/18 (n)	$640,000	$632,685
Republic of Finland, 1.25%, 10/19/15 (n)	1,000,000	1,010,897
Republic of Iceland, 4.875%, 6/16/16 (n)	381,000	397,781

		$2,910,283
Internet - 0.2%
Baidu, Inc., 2.75%, 6/09/19	$328,000	$329,012

Local Authorities - 2.0%
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	$1,500,000	$1,497,951
Province of British Columbia, 2.85%, 6/15/15	1,000,000	1,020,613
Province of Ontario, 2.3%, 5/10/16	300,000	308,778
Province of Ontario, 1.1%, 10/25/17	900,000	895,194
State of Illinois, 4.961%, 3/01/16	355,000	374,798

		$4,097,334
Machinery & Tools - 0.1%
Caterpillar Financial Services Corp., 1.1%, 5/29/15	$300,000	$301,787

Major Banks - 10.1%
ABN AMRO Bank N.V., 1.375%, 1/22/16 (n)	$370,000	$372,622
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	380,000	406,007
ABN AMRO Bank N.V., FRN, 0.64%, 6/06/16 (n)	750,000	748,822
Bank of Montreal, 1.45%, 4/09/18	1,700,000	1,685,032
Bank of New York Mellon Corp., 2.2%, 5/15/19	1,000,000	1,005,762
Bank of Nova Scotia, FRN, 0.631%, 3/15/16	800,000	802,824
Bank of Nova Scotia, FRN, 0.754%, 7/15/16	230,000	231,550
BNP Paribas, 2.7%, 8/20/18	580,000	594,867
BNP Paribas, FRN, 0.82%, 12/12/16	500,000	501,807
BNP Paribas, FRN, 0.712%, 3/17/17	10,000	10,010
Canadian Imperial Bank of Commerce, FRN, 0.754%, 7/18/16	460,000	462,510
Commonwealth Bank of Australia, 3.75%, 10/15/14 (n)	125,000	125,501
Commonwealth Bank of Australia, FRN, 0.731%, 9/20/16 (n)	550,000	553,028
Commonwealth Bank of Australia, FRN, 0.59%, 3/13/17 (n)	240,000	240,301
DBS Bank Ltd., 2.35%, 2/28/17 (n)	420,000	432,737
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	620,000	650,623
HSBC Bank PLC, 3.1%, 5/24/16 (n)	420,000	437,288
HSBC Bank PLC, FRN, 0.874%, 5/15/18 (n)	674,000	679,961
HSBC USA, Inc., 1.625%, 1/16/18	100,000	100,332
Huntington National Bank, FRN, 0.658%, 4/24/17	1,110,000	1,110,729
ING Bank N.V., 3.75%, 3/07/17 (n)	232,000	244,964
ING Bank N.V., FRN, 1.181%, 3/07/16 (n)	310,000	312,564
KeyCorp, 3.75%, 8/13/15	100,000	102,983
National Australia Bank Ltd., 2%, 3/09/15	420,000	423,742
Nordea Bank AB, FRN, 0.694%, 5/13/16 (n)	550,000	552,837
Nordea Bank AB, FRN, 0.592%, 4/04/17 (n)	220,000	220,282
PNC Bank N.A., 1.3%, 10/03/16	330,000	332,501
PNC Bank N.A., 1.15%, 11/01/16	630,000	633,150
PNC Bank N.A., 2.25%, 7/02/19	650,000	651,938
PNC Bank N.A., FRN, 0.545%, 1/28/16	250,000	250,515
PNC Funding Corp., 3.625%, 2/08/15	125,000	126,786
Royal Bank of Scotland PLC, 2.55%, 9/18/15	530,000	539,330
Royal Bank of Scotland PLC, 4.375%, 3/16/16	120,000	126,295
Santander U.S. Debt S.A.U., 3.724%, 1/20/15 (n)	100,000	100,986

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Standard Chartered PLC, 3.85%, 4/27/15 (n)	$100,000	$102,102
State Street Bank & Trust Co., FRN, 0.431%, 12/08/15	406,000	406,157
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	420,000	423,088
Sumitomo Mitsui Banking Corp., FRN, 0.554%, 7/11/17	800,000	800,904
Wells Fargo & Co., 3.75%, 10/01/14	550,000	551,463
Wells Fargo & Co., 1.25%, 2/13/15	250,000	251,075
Wells Fargo & Co., FRN, 0.764%, 7/20/16	420,000	422,697
Westpac Banking Corp., 0.95%, 1/12/16	410,000	412,094
Westpac Banking Corp., 2%, 8/14/17	610,000	622,494
Westpac Banking Corp., FRN, 0.562%, 5/19/17	700,000	701,126

		$20,464,386
Medical & Health Technology & Services - 1.6%
Baxter International, Inc., 1.85%, 1/15/17	$210,000	$214,214
Becton, Dickinson & Co., 1.75%, 11/08/16	150,000	152,739
CareFusion Corp., 1.45%, 5/15/17	240,000	239,627
Catholic Health Initiatives, 1.6%, 11/01/17	250,000	250,094
Covidien International Finance S.A., 6%, 10/15/17	231,000	261,985
Covidien International Finance S.A., 1.35%, 5/29/15	250,000	251,659
Express Scripts Holding Co., 2.1%, 2/12/15	385,000	387,677
McKesson Corp., 0.95%, 12/04/15	360,000	361,067
McKesson Corp., 3.25%, 3/01/16	375,000	388,078
McKesson Corp., FRN, 0.63%, 9/10/15	340,000	340,623
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	440,000	450,483

		$3,298,246
Metals & Mining - 1.3%
Barrick Gold Corp., 2.5%, 5/01/18	$200,000	$202,989
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	153,000	166,807
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	440,000	448,229
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	270,000	273,681
Glencore Funding LLC, FRN, 1.398%, 5/27/16 (n)	870,000	874,831
Rio Tinto Finance (USA) Ltd., 2.5%, 5/20/16	560,000	575,841
Rio Tinto Finance (USA) Ltd., FRN, 1.072%, 6/17/16	150,000	151,444

		$2,693,822
Midstream - 1.3%
EnLink Midstream Partners LP, 2.7%, 4/01/19	$236,000	$239,166
Enterprise Products Operating LP, 3.2%, 2/01/16	400,000	414,096
Enterprise Products Operating LP, 6.5%, 1/31/19	400,000	473,435
Kinder Morgan Energy Partners LP, 5.125%, 11/15/14	420,000	423,808
ONEOK Partners LP, 3.2%, 9/15/18	450,000	469,507
TransCanada PipeLines Ltd., FRN, 0.914%, 6/30/16	660,000	665,656

		$2,685,668
Mortgage-Backed - 3.4%
Fannie Mae, 5.05%, 1/01/16	$741,274	$769,316
Fannie Mae, 0.595%, 8/25/15	786,250	787,626
Fannie Mae, 5.133%, 2/01/16	159,226	166,628
Fannie Mae, 1.114%, 2/25/17	408,198	408,974
Fannie Mae, 4%, 12/01/25	766,282	819,933
Fannie Mae, FRN, 0.459%, 12/25/17	529,922	530,830
Fannie Mae, FRN, 0.415%, 5/25/18	509,582	509,869
Fannie Mae, TBA, 3%, 10/01/29	960,000	992,970
Freddie Mac, 1.655%, 11/25/16	197,790	200,682

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 1.426%, 8/25/17	$147,000	$147,885
Freddie Mac, 3.5%, 8/01/26 (f)	445,022	469,795
Freddie Mac, 2.5%, 7/01/28	1,023,089	1,037,456

		$6,841,964
Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$785,000	$792,897

Natural Gas - Distribution - 0.3%
GDF Suez, 1.625%, 10/10/17 (n)	$550,000	$555,265

Network & Telecom - 2.5%
AT&T, Inc., 0.8%, 12/01/15	$620,000	$622,059
AT&T, Inc., FRN, 0.62%, 2/12/16	70,000	70,204
AT&T, Inc., FRN, 1.148%, 11/27/18	780,000	793,968
British Telecommunications PLC, 2.35%, 2/14/19	580,000	586,039
France Telecom, 2.125%, 9/16/15	125,000	126,652
Verizon Communications, Inc., 0.7%, 11/02/15	730,000	731,002
Verizon Communications, Inc., 1.35%, 6/09/17	330,000	330,098
Verizon Communications, Inc., FRN, 1.761%, 9/15/16	780,000	801,150
Verizon Communications, Inc., FRN, 1.002%, 6/17/19	1,030,000	1,043,561

		$5,104,733
Oil Services - 0.3%
Transocean, Inc., 5.05%, 12/15/16	$370,000	$399,148
Transocean, Inc., 2.5%, 10/15/17	155,000	156,840

		$555,988
Oils - 0.1%
Phillips 66, 1.95%, 3/05/15	$180,000	$181,320

Other Banks & Diversified Financials - 6.5%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$238,000	$248,665
American Express Centurion Bank, FRN, 0.684%, 11/13/15	250,000	251,080
American Express Credit Corp., 2.8%, 9/19/16	450,000	467,060
Banco Santander Chile, FRN, 1.134%, 4/11/17 (n)	600,000	601,847
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.685%, 2/26/16 (n)	400,000	400,868
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.841%, 9/09/16 (n)	700,000	703,508
Banque Federative du Credit Mutuel, FRN, 1.084%, 1/20/17 (n)	780,000	786,259
Capital One Financial Corp., 2.45%, 4/24/19	240,000	241,203
Capital One Financial Corp., 2.15%, 3/23/15	270,000	272,572
Capital One Financial Corp., FRN, 0.877%, 11/06/15	320,000	321,542
Danske Bank A.S., 3.75%, 4/01/15 (n)	100,000	101,851
Fifth Third Bancorp, 1.35%, 6/01/17	1,040,000	1,040,838
Fifth Third Bancorp, 2.3%, 3/01/19	200,000	200,768
First Republic Bank, 2.375%, 6/17/19	250,000	252,353
Groupe BPCE S.A., 2.5%, 12/10/18	500,000	505,863
Groupe BPCE S.A., FRN, 1.484%, 4/25/16	860,000	873,373
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	370,000	379,597
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	240,000	243,177
Lloyds Bank PLC, 2.3%, 11/27/18	200,000	202,393
Lloyds TSB Bank PLC, 4.375%, 1/12/15 (n)	675,000	684,418
Macquarie Bank Ltd., 5%, 2/22/17 (n)	580,000	628,689
National Bank of Canada, 1.5%, 6/26/15	270,000	272,650
Santander UK PLC, 3.875%, 11/10/14 (n)	100,000	100,675

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - continued
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	$271,000	$271,290
SunTrust Banks, Inc., 3.5%, 1/20/17	303,000	319,075
Svenska Handelsbanken AB, 2.875%, 4/04/17	289,000	301,210
Svenska Handelsbanken AB, FRN, 0.68%, 3/21/16	680,000	682,957
Svenska Handelsbanken AB, FRN, 0.7%, 9/23/16	250,000	251,639
Swedbank AB, 2.125%, 9/29/17 (n)	1,461,000	1,486,430

		$13,093,850
Personal Computers & Peripherals - 0.2%
Hewlett-Packard Co., 2.625%, 12/09/14	$320,000	$321,683

Pharmaceuticals - 1.9%
AbbVie, Inc., FRN, 0.997%, 11/06/15	$550,000	$554,158
Amgen, Inc., 2.3%, 6/15/16	450,000	461,736
Bristol-Myers Squibb Co., 0.875%, 8/01/17	615,000	609,673
Celgene Corp., 2.45%, 10/15/15	425,000	432,754
Mylan, Inc., 1.8%, 6/24/16	430,000	435,819
Mylan, Inc., 1.35%, 11/29/16	105,000	105,135
Sanofi, 1.2%, 9/30/14	200,000	200,146
Sanofi, 1.25%, 4/10/18	800,000	791,535
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	260,000	261,210

		$3,852,166
Printing & Publishing - 0.5%
Pearson PLC, 4%, 5/17/16 (n)	$500,000	$523,493
Thomson Reuters Corp., 0.875%, 5/23/16	410,000	409,747

		$933,240
Real Estate - Apartment - 0.3%
ERP Operating, REIT, 5.125%, 3/15/16	$510,000	$543,719

Real Estate - Healthcare - 0.2%
Health Care REIT, Inc., 2.25%, 3/15/18	$150,000	$151,973
Ventas Realty LP, 1.55%, 9/26/16	250,000	252,689

		$404,662
Real Estate - Office - 0.3%
Mack-Cali Realty LP, 2.5%, 12/15/17	$200,000	$202,109
Vornado Realty LP, REIT, 2.5%, 6/30/19	325,000	327,778

		$529,887
Real Estate - Retail - 0.2%
Simon Property Group, Inc., REIT, 6.1%, 5/01/16	$222,000	$238,865
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	167,000	166,278

		$405,143
Retailers - 0.6%
Target Corp., 2.3%, 6/26/19	$520,000	$525,366
Wesfarmers Ltd., 2.983%, 5/18/16 (n)	400,000	414,336
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	233,000	232,767

		$1,172,469
Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc., 2%, 8/02/16	$104,000	$106,379
Airgas, Inc., 2.95%, 6/15/16	400,000	413,414
Ecolab, Inc., 2.375%, 12/08/14	200,000	201,067

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Chemicals - continued
Ecolab, Inc., 1%, 8/09/15	$350,000	$351,524

		$1,072,384
Supermarkets - 0.2%
Tesco PLC, 2%, 12/05/14 (n)	$280,000	$281,154
Woolworths Ltd., 2.55%, 9/22/15 (n)	125,000	127,494

		$408,648
Supranational - 0.9%
Corp Andina de Fomento, 1.5%, 8/08/17	$720,000	$724,779
International Bank for Reconstruction and Development, 0.5%, 4/15/16	1,000,000	999,438

		$1,724,217
Telecommunications - Wireless - 0.3%
America Movil S.A.B. de C.V., 2.375%, 9/08/16	$200,000	$204,860
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	500,000	494,911

		$699,771
Tobacco - 0.6%
B.A.T. International Finance PLC, 1.4%, 6/05/15 (n)	$470,000	$472,826
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (n)	206,000	206,350
Lorillard Tobacco Co., 3.5%, 8/04/16	190,000	198,029
Reynolds American, Inc., 1.05%, 10/30/15	420,000	420,378

		$1,297,583
Transportation - Services - 0.2%
ERAC USA Finance Co., 1.4%, 4/15/16 (n)	$200,000	$201,707
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	202,000	208,820

		$410,527
U.S. Government Agencies and Equivalents - 1.7%
Aid-Egypt, 4.45%, 9/15/15	$730,000	$760,362
Government of Ukraine, 1.844%, 5/16/19	200,000	199,900
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	430,000	430,000
National Credit Union Administration, 1.4%, 6/12/15	820,000	827,282
Private Export Funding Corp., 1.875%, 7/15/18	610,000	620,773
Small Business Administration, 2.25%, 7/01/21	542,762	555,674

		$3,393,991
U.S. Treasury Obligations - 3.1%
U.S. Treasury Notes, 3.25%, 7/31/16 (f)	$4,000,000	$4,210,000
U.S. Treasury Notes, 3%, 8/31/16 (f)	2,000,000	2,097,968

		$6,307,968
Utilities - Electric Power - 2.5%
American Electric Power Co., Inc., 1.65%, 12/15/17	$220,000	$220,848
Dominion Resources, Inc., 1.95%, 8/15/16	460,000	469,381
Duke Energy Corp., 1.625%, 8/15/17	110,000	110,779
Duke Energy Corp., FRN, 0.612%, 4/03/17	660,000	661,861
Duke Energy Indiana, Inc., FRN, 0.584%, 7/11/16	200,000	200,858
Enel Finance International S.A., 6.25%, 9/15/17 (n)	410,000	463,995
Iberdrola Finance Ireland Ltd., 3.8%, 9/11/14 (n)	475,000	475,285
NextEra Energy Capital Co., 1.2%, 6/01/15	70,000	70,324
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	280,000	282,049
PG&E Corp., 2.4%, 3/01/19	364,000	367,514
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	440,000	458,990
PSEG Power LLC, 2.75%, 9/15/16	190,000	196,701

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Southern Co., 2.375%, 9/15/15	$550,000	$560,445
Southern Co., 2.45%, 9/01/18	50,000	51,124
Virginia Electric and Power Co., 1.2%, 1/15/18	410,000	405,866

		$4,996,020
Total Bonds		$184,901,928

Money Market Funds - 8.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	16,219,401	$16,219,401
Total Investments		$201,121,329

Other Assets, Less Liabilities - 0.2%		470,552
Net Assets - 100.0%		$201,591,881

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $62,863,821 representing 31.2% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Babson Ltd., CLO, “A1”, FRN, 0.459%, 1/18/21	6/24/14	$424,118	$425,717
Petroleos Mexicanos, 3.125%, 1/23/19	1/15/14	170,000	176,698
Total Restricted Securities			$602,415
% of Net assets			0.3%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 8/31/14

Forward Foreign Currency Exchange Contracts at 8/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank	3,851,619	11/17/14	$3,567,000	$3,578,116	$11,116
BUY	CAD	JPMorgan Chase Bank	497,207	11/17/14	452,426	456,473	4,047
SELL	CHF	JPMorgan Chase Bank	5,903,814	11/17/14	6,498,756	6,435,903	62,853
SELL	EUR	Goldman Sachs International	2,556,659	11/17/14	3,418,283	3,361,015	57,268
SELL	GBP	Goldman Sachs International	2,418,199	11/17/14	4,067,000	4,012,028	54,972
SELL	GBP	JPMorgan Chase Bank	730,175	11/17/14	1,231,768	1,211,432	20,336
SELL	JPY	Goldman Sachs International	137,650,161	11/17/14	1,342,699	1,323,723	18,976
SELL	JPY	JPMorgan Chase Bank	266,286,119	11/17/14	2,603,000	2,560,759	42,241
BUY	NOK	Goldman Sachs International	20,491,745	11/17/14	3,250,268	3,297,118	46,850
BUY	NOK	JPMorgan Chase Bank	4,265,608	11/17/14	676,758	686,336	9,578
SELL	NZD	JPMorgan Chase Bank	3,657,529	11/17/14	3,065,796	3,036,818	28,978

							$357,215

Liability Derivatives
SELL	AUD	JPMorgan Chase Bank	528,914	11/17/14	$488,693	$491,356	$(2,663)
BUY	CHF	JPMorgan Chase Bank	393,519	11/17/14	433,000	428,985	(4,015)
BUY	GBP	Goldman Sachs International	1,602,974	11/17/14	2,703,864	2,659,490	(44,374)
BUY	JPY	Goldman Sachs International	204,962,584	11/17/14	2,008,000	1,971,037	(36,963)
BUY	JPY	JPMorgan Chase Bank	477,094,740	11/17/14	4,654,392	4,588,015	(66,377)
BUY	NZD	JPMorgan Chase Bank	439,553	11/17/14	368,000	364,957	(3,043)
BUY	SEK	Goldman Sachs International	18,798,008	11/17/14	2,714,723	2,689,107	(25,616)
BUY	SEK	JPMorgan Chase Bank	4,469,069	11/17/14	644,956	639,313	(5,643)

							$(188,694)

Futures Contracts at 8/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Bovespa Index (Long)	BRL	70	$1,943,426	October - 2014	$150,718
DAX Index (Short)	EUR	10	3,101,086	September - 2014	20,891
FTSE JSE Top 40 Index (Short)	ZAR	22	940,227	September - 2014	5,688
IBEX Index (Long)	EUR	21	2,952,087	September - 2014	133,197
MSCI Taiwan Index (Long)	USD	111	3,820,620	September - 2014	14,900
Topix Index (Short)	JPY	8	981,114	September - 2014	2,607

					$328,001

Interest Rate Futures
GB Government Bond 10 yr (Long)	GBP	88	$16,587,422	December - 2014	$117,970
U.S. Treasury Note 10 yr (Long)	USD	133	16,728,906	December - 2014	17,168

					$135,138

					$463,139

Portfolio of Investments (unaudited) – continued

Futures Contracts at 8/31/14 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
Amsterdam Index (Short)	EUR	28	$3,039,639	September - 2014	$(153,899)
Australian SPI 200 Index (Short)	AUD	23	3,015,374	September - 2014	(135,660)
CAC 40 Index (Short)	EUR	19	1,093,469	September - 2014	(49,236)
FTSE 100 Index (Short)	GBP	7	790,406	September - 2014	(22,407)
FTSE MIB Index (Long)	EUR	23	3,088,118	September - 2014	(259,695)
Hang Seng China ENT Index (Long)	HKD	49	3,459,694	September - 2014	(13,573)
Hang Seng Index (Long)	HKD	35	5,573,545	September - 2014	(58,343)
ISE 30 Index (Long)	TRY	617	2,838,086	October - 2014	(32,182)
Mex Bolsa Index (Short)	MXN	78	2,729,307	September - 2014	(167,193)
MSCI Singapore Index (Long)	SGD	27	1,631,608	September - 2014	(2,702)
NIFTY Index (Short)	USD	8	128,520	September - 2014	(1,320)
OMX Index (Short)	SEK	90	1,786,029	September - 2014	(54,943)
Russell 2000 Index (Short)	USD	21	2,464,140	September - 2014	(25,893)
S&P 500 E-Mini Index (Short)	USD	22	2,201,540	September - 2014	(77,521)
S&P TSX 60 Index (Short)	CAD	5	825,255	September - 2014	(30,242)

					$(1,084,809)

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	45	$5,168,669	September - 2014	$(72,108)
Canadian Treasury Bond 10 yr (Short)	CAD	74	9,346,473	December - 2014	(64,928)
Euro Bund (Short)	EUR	54	10,752,263	September - 2014	(431,976)
Japanese Government Bond 10 yr (Short)	JPY	7	9,838,147	September - 2014	(77,471)

					$(646,483)

					$(1,731,292)

At August 31, 2014, the fund had cash collateral of $303,087 and other liquid securities with an aggregate value of $3,751,410 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$9,701,959	$—	$9,701,959
Non-U.S. Sovereign Debt	—	15,276,063	—	15,276,063
Municipal Bonds	—	792,897	—	792,897
U.S. Corporate Bonds	—	66,551,314	—	66,551,314
Residential Mortgage-Backed Securities	—	6,841,962	—	6,841,962
Commercial Mortgage-Backed Securities	—	1,552,519	—	1,552,519
Asset-Backed Securities (including CDOs)	—	24,819,727	—	24,819,727
Foreign Bonds	—	59,365,487	—	59,365,487
Mutual Funds	16,219,401	—	—	16,219,401
Total Investments	$16,219,401	$184,901,928	$—	$201,121,329

Other Financial Instruments
Futures Contracts	$(1,268,153)	$—	$—	$(1,268,153)
Forward Foreign Currency Exchange Contracts	—	168,521	—	168,521

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$199,868,863
Gross unrealized appreciation	1,386,784
Gross unrealized depreciation	(134,318)
Net unrealized appreciation (depreciation)	$1,252,466

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	19,003,281	15,761,067	(18,544,947)	16,219,401

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,909	$16,219,401

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2014, are as follows:

United States	68.2%
United Kingdom	12.7%
France	3.6%
Hong Kong	2.8%
China	2.4%
Italy	2.1%
Sweden	2.1%
Japan	(2.2)%
Germany	(3.9)%
Other Countries	12.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

QUARTERLY REPORT

August 31, 2014

MFS® AGGRESSIVE GROWTH ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Commodity Strategy Fund - Class R5 (v)	9,814,509	$83,914,054
MFS Emerging Markets Equity Fund - Class R5	1,003,412	33,965,505
MFS Global Real Estate Fund - Class R5 (v)	5,202,807	85,378,061
MFS Growth Fund - Class R5	3,108,986	223,038,640
MFS International Growth Fund - Class R5	4,733,001	134,606,548
MFS International New Discovery Fund - Class R5	2,243,944	67,520,260
MFS International Value Fund - Class R5	3,847,051	134,839,137
MFS Mid Cap Growth Fund - Class R5 (a)	11,602,260	173,569,808
MFS Mid Cap Value Fund - Class R5	7,996,532	171,765,512
MFS New Discovery Fund - Class R5	1,556,274	42,828,667
MFS New Discovery Value Fund - Class R5	3,242,853	42,967,803
MFS Research Fund - Class R5	3,929,497	155,018,657
MFS Research International Fund - Class R5	7,483,840	134,858,793
MFS Value Fund - Class R5	6,396,451	222,084,791
Total Underlying Affiliated Funds		$1,706,356,236

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	58	$58
Total Investments		$1,706,356,294

Other Assets, Less Liabilities - 0.0%		586,862
Net Assets - 100.0%		$1,706,943,156

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,706,356,294	$—	$—	$1,706,356,294

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,099,703,553
Gross unrealized appreciation	615,204,099
Gross unrealized depreciation	(8,551,358)
Net unrealized appreciation (depreciation)	$606,652,741

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	9,037,535	779,488	(2,514)	9,814,509
MFS Emerging Markets Equity Fund	1,038,397	4,976	(39,961)	1,003,412
MFS Global Real Estate Fund	5,330,153	11,886	(139,232)	5,202,807
MFS Growth Fund	3,147,445	19,129	(57,588)	3,108,986
MFS Institutional Money Market Portfolio	42	18,639,346	(18,639,330)	58
MFS International Growth Fund	4,633,090	103,606	(3,695)	4,733,001
MFS International New Discovery Fund	2,213,091	41,165	(10,312)	2,243,944
MFS International Value Fund	3,779,138	72,535	(4,622)	3,847,051
MFS Mid Cap Growth Fund	11,743,115	47,366	(188,221)	11,602,260
MFS Mid Cap Value Fund	8,049,208	81,774	(134,450)	7,996,532
MFS New Discovery Fund	1,554,839	47,031	(45,596)	1,556,274
MFS New Discovery Value Fund	3,219,428	62,896	(39,471)	3,242,853
MFS Research Fund	3,982,942	5,169	(58,614)	3,929,497
MFS Research International Fund	7,323,729	175,920	(15,809)	7,483,840
MFS Value Fund	6,388,600	91,533	(83,682)	6,396,451

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$498	$—	$—	$83,914,054
MFS Emerging Markets Equity Fund	718,268	—	—	33,965,505
MFS Global Real Estate Fund	851,390	—	—	85,378,061
MFS Growth Fund	2,261,254	—	—	223,038,640
MFS Institutional Money Market Portfolio	—	—	166	58
MFS International Growth Fund	60,856	—	—	134,606,548
MFS International New Discovery Fund	195,040	—	—	67,520,260
MFS International Value Fund	98,955	—	—	134,839,137
MFS Mid Cap Growth Fund	1,807,019	—	—	173,569,808
MFS Mid Cap Value Fund	1,686,570	—	—	171,765,512

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS New Discovery Fund	$747,546	$—	$—	$42,828,667
MFS New Discovery Value Fund	131,610	—	—	42,967,803
MFS Research Fund	1,426,442	—	—	155,018,657
MFS Research International Fund	124,624	—	—	134,858,793
MFS Value Fund	1,491,731	—	1,115,082	222,084,791

	$11,601,803	$—	$1,115,248	$1,706,356,294

4

QUARTERLY REPORT

August 31, 2014

MFS® CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	6,101,721	$59,125,678
MFS Commodity Strategy Fund - Class R5 (v)	3,462,222	29,602,000
MFS Emerging Markets Debt Fund - Class R5	5,822,345	89,314,772
MFS Global Bond Fund - Class R5	15,374,319	148,054,694
MFS Global Real Estate Fund - Class R5 (v)	1,821,290	29,887,392
MFS Government Securities Fund - Class R5	29,311,891	296,636,337
MFS Growth Fund - Class R5	2,503,903	179,630,009
MFS High Income Fund - Class R5	40,926,297	148,971,723
MFS Inflation-Adjusted Bond Fund - Class R5	27,614,044	295,746,409
MFS International Growth Fund - Class R5	2,077,384	59,080,798
MFS International Value Fund - Class R5	1,687,463	59,145,585
MFS Limited Maturity Fund - Class R5	48,955,304	295,690,034
MFS Mid Cap Growth Fund - Class R5 (a)	8,072,007	120,757,219
MFS Mid Cap Value Fund - Class R5	5,608,433	120,469,136
MFS New Discovery Fund - Class R5	1,092,059	30,053,452
MFS New Discovery Value Fund - Class R5	2,275,115	30,145,270
MFS Research Bond Fund - Class R5	45,856,288	504,877,732
MFS Research Fund - Class R5	4,574,143	180,449,936
MFS Research International Fund - Class R5	6,565,286	118,306,450
MFS Value Fund - Class R5	5,171,902	179,568,424
Total Underlying Affiliated Funds		$2,975,513,050

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	37	$37
Total Investments		$2,975,513,087

Other Assets, Less Liabilities - 0.0%		1,019,725
Net Assets - 100.0%		$2,976,532,812

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,975,513,087	$—	$—	$2,975,513,087

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,482,019,448
Gross unrealized appreciation	505,094,212
Gross unrealized depreciation	(11,600,573)
Net unrealized appreciation (depreciation)	$493,493,639

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	5,891,954	222,750	(12,983)	6,101,721
MFS Commodity Strategy Fund	3,132,550	331,320	(1,648)	3,462,222
MFS Emerging Markets Debt Fund	5,692,729	151,654	(22,038)	5,822,345
MFS Global Bond Fund	14,847,701	545,973	(19,355)	15,374,319
MFS Global Real Estate Fund	1,859,625	4,738	(43,073)	1,821,290
MFS Government Securities Fund	28,336,932	1,064,458	(89,499)	29,311,891
MFS Growth Fund	2,533,222	13,983	(43,302)	2,503,903
MFS High Income Fund	39,290,711	1,707,665	(72,079)	40,926,297
MFS Inflation-Adjusted Bond Fund	26,860,575	850,398	(96,929)	27,614,044
MFS Institutional Money Market Portfolio	27	27,779,346	(27,779,336)	37
MFS International Growth Fund	2,007,260	76,333	(6,209)	2,077,384
MFS International Value Fund	1,642,390	49,347	(4,274)	1,687,463
MFS Limited Maturity Fund	47,221,188	1,852,701	(118,585)	48,955,304
MFS Mid Cap Growth Fund	8,168,208	46,992	(143,193)	8,072,007
MFS Mid Cap Value Fund	5,579,570	122,070	(93,207)	5,608,433
MFS New Discovery Fund	1,098,385	26,803	(33,129)	1,092,059
MFS New Discovery Value Fund	2,249,878	73,432	(48,195)	2,275,115
MFS Research Bond Fund	44,403,098	1,576,212	(123,022)	45,856,288
MFS Research Fund	4,611,921	42,704	(80,482)	4,574,143
MFS Research International Fund	6,334,738	245,972	(15,424)	6,565,286
MFS Value Fund	5,100,830	120,450	(49,378)	5,171,902

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(5,346)	$—	$105,345	$59,125,678
MFS Commodity Strategy Fund	(4,087)	—	—	29,602,000
MFS Emerging Markets Debt Fund	(21,288)	—	1,031,423	89,314,772
MFS Global Bond Fund	(21,449)	—	1,395,902	148,054,694
MFS Global Real Estate Fund	40,590	—	—	29,887,392
MFS Government Securities Fund	(43,781)	—	1,731,719	296,636,337
MFS Growth Fund	81,760	—	—	179,630,009
MFS High Income Fund	(3,666)	—	2,164,153	148,971,723
MFS Inflation-Adjusted Bond Fund	(81,446)	—	1,829,628	295,746,409
MFS Institutional Money Market Portfolio	—	—	139	37
MFS International Growth Fund	7,454	—	—	59,080,798
MFS International Value Fund	7,714	—	—	59,145,585
MFS Limited Maturity Fund	(41,774)	—	981,255	295,690,034
MFS Mid Cap Growth Fund	69,494	—	—	120,757,219
MFS Mid Cap Value Fund	86,665	—	—	120,469,136
MFS New Discovery Fund	(7,261)	—	—	30,053,452
MFS New Discovery Value Fund	1,542	—	—	30,145,270
MFS Research Bond Fund	(22,613)	—	3,893,360	504,877,732
MFS Research Fund	122,109	—	—	180,449,936
MFS Research International Fund	6,944	—	—	118,306,450
MFS Value Fund	27,906	—	889,389	179,568,424

	$199,467	$—	$14,022,313	$2,975,513,087

4

QUARTERLY REPORT

August 31, 2014

MFS® EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.1%
Airlines - 0.5%
Copa Holdings S.A., “A”	31,566	$3,881,988

Alcoholic Beverages - 2.8%
AmBev S.A., ADR	1,348,853	$9,833,139
SABMiller PLC	249,517	13,765,056

		$23,598,195
Apparel Manufacturers - 4.0%
Belle International Holdings Ltd.	5,985,000	$7,653,029
Global Brands Group Holding Ltd. (a)	22,946,000	5,299,752
Li & Fung Ltd.	7,872,000	9,771,374
Stella International Holdings	3,895,000	10,704,899

		$33,429,054
Automotive - 4.5%
Guangzhou Automobile Group Co. Ltd., “H”	12,972,000	$13,490,793
Kia Motors Corp.	401,100	24,209,596

		$37,700,389
Brokerage & Asset Managers - 1.5%
BM&F Bovespa S.A.	1,519,916	$9,166,346
Bolsa Mexicana de Valores S.A. de C.V.	1,574,811	3,369,584

		$12,535,930
Business Services - 2.6%
Cognizant Technology Solutions Corp., “A” (a)	479,136	$21,910,889

Cable TV - 4.3%
Astro Malaysia Holdings Berhad	9,135,800	$9,506,797
Naspers Ltd.	207,219	26,334,419

		$35,841,216
Computer Software - Systems - 0.5%
Hon Hai Precision Industry Co. Ltd.	1,129,987	$3,856,030

Conglomerates - 1.0%
First Pacific Co. Ltd.	6,947,250	$8,094,615

Construction - 2.0%
Cemex S.A.B. de C.V., ADR (a)	348,025	$4,604,371
Techtronic Industries Co. Ltd.	3,857,000	11,769,995

		$16,374,366
Consumer Products - 2.5%
Dabur India Ltd.	3,384,465	$12,989,329
Kimberly-Clark de Mexico S.A. de C.V., “A”	842,796	2,248,659
LG Household & Health Care Ltd.	11,067	5,599,261

		$20,837,249
Consumer Services - 2.0%
Abril Educacao S.A., IEU	187,945	$3,289,562
Estacio Participacoes S.A.	511,668	6,795,573
Kroton Educacional S.A.	104,256	3,122,790

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Services - continued
Localiza Rent a Car S.A.	203,101	$3,615,624

		$16,823,549
Containers - 0.3%
Klabin S.A., IEU	544,468	$2,765,513

Electronics - 10.8%
MediaTek, Inc.	1,239,000	$20,704,923
Samsung Electronics Co. Ltd.	15,126	18,408,683
Seoul Semiconductor Co. Ltd.	125,078	3,602,029
Siliconware Precision Industries Co. Ltd.	6,082,000	8,871,555
Taiwan Semiconductor Manufacturing Co. Ltd.	9,185,695	38,106,629

		$89,693,819
Energy - Independent - 3.7%
China Shenhua Energy Co. Ltd.	3,862,000	$11,137,438
Gran Tierra Energy, Inc. (a)	672,278	4,507,410
INPEX Corp.	586,900	8,404,834
Reliance Industries Ltd.	392,154	6,485,713

		$30,535,395
Energy - Integrated - 2.6%
NovaTek OAO, GDR	87,324	$8,784,794
Petroleo Brasileiro S.A., ADR	639,311	12,511,316

		$21,296,110
Engineering - Construction - 1.0%
Mills Estruturas e Servicos de Engenharia S.A.	549,626	$5,622,710
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	189,405	2,654,936

		$8,277,646
Food & Beverages - 2.6%
Arca Continental S.A.B de C.V.	453,168	$3,330,989
AVI Ltd.	65,193	372,654
BRF S.A.	122,539	3,279,020
Grupo Lala S.A.B. de C.V.	1,151,422	2,988,454
M. Dias Branco S.A. Industria e Comercio de Alimentos	115,337	5,203,948
Want Want China Holdings Ltd.	5,315,000	6,590,557

		$21,765,622
Food & Drug Stores - 3.4%
Dairy Farm International Holdings Ltd.	447,300	$4,651,920
E-Mart Co. Ltd.	36,506	8,784,914
Magnit OJSC (a)	40,652	9,994,462
Wumart Stores, Inc., “H”	4,819,000	4,601,338

		$28,032,634
Gaming & Lodging - 1.3%
Minor International PLC	9,401,500	$10,596,556

General Merchandise - 1.8%
PT Mitra Adiperkasa Tbk	3,065,500	$1,578,939
S.A.C.I. Falabella	469,036	3,533,198
Woolworths Ltd.	1,282,760	9,556,134

		$14,668,271

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Health Maintenance Organizations - 0.9%
OdontoPrev S.A.	1,091,070	$4,757,133
Qualicorp S.A. (a)	243,102	3,040,811

		$7,797,944
Insurance - 2.9%
Brasil Insurance Participacoes e Administracao S.A.	1,043,982	$3,726,342
Cathay Financial Holding Co. Ltd.	5,602,550	9,559,226
China Pacific Insurance Co. Ltd.	2,793,800	10,490,201

		$23,775,769
Internet - 1.9%
51job, Inc., ADR (a)	164,002	$5,677,749
NAVER Corp.	13,341	10,104,924

		$15,782,673
Machinery & Tools - 1.3%
Glory Ltd.	201,800	$6,099,870
Haitian International Holdings Ltd.	454,000	1,183,321
TK Corp. (a)	221,007	3,313,089

		$10,596,280
Major Banks - 2.0%
Banco do Brasil S.A.	391,435	$6,118,522
Standard Chartered PLC	508,731	10,318,967

		$16,437,489
Medical Equipment - 0.5%
Top Glove Corp.	2,576,200	$3,914,974

Metals & Mining - 2.5%
Gerdau S.A., ADR	431,435	$2,498,009
Grupo Mexico S.A.B. de C.V., “B”	1,437,279	5,220,774
Iluka Resources Ltd.	513,485	4,268,167
Vale S.A., ADR	703,491	9,187,592

		$21,174,542
Oil Services - 1.1%
Lamprell PLC (a)	2,075,541	$5,478,680
TMK OAO, GDR	406,920	3,981,712

		$9,460,392
Other Banks & Diversified Financials - 16.5%
Banco De Oro Unibank, Inc.	5,379,900	$11,166,994
Bancolombia S.A., ADR	58,048	3,673,277
China Construction Bank	18,155,490	13,493,542
Credicorp Ltd.	52,911	8,204,909
E.Sun Financial Holding Co. Ltd.	16,661,010	10,952,940
Gentera S.A.B. de C.V.	1,225,043	2,615,573
Grupo Financiero Banorte S.A. de C.V.	583,303	4,105,993
Housing Development Finance Corp. Ltd.	1,038,149	18,416,247
Itau Unibanco Holding S.A., ADR	277,256	4,990,608
Kasikornbank Co. Ltd.	609,600	4,313,388
Kasikornbank PLC, NVDR	2,693,700	18,975,657
Komercni Banka A.S.	34,558	8,022,086
Kotak Mahindra Bank Ltd.	738,472	12,652,214
Sberbank of Russia	4,768,371	9,432,443

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Turkiye Garanti Bankasi A.S.	1,462,718	$5,731,770

		$136,747,641
Pharmaceuticals - 0.5%
Genomma Lab Internacional S.A., “B” (a)	1,612,673	$4,301,530

Railroad & Shipping - 1.8%
CCR S.A.	417,043	$3,774,533
Diana Shipping, Inc. (a)	658,798	7,009,611
Pacific Basin Shipping Ltd.	6,691,138	4,109,627

		$14,893,771
Real Estate - 2.5%
Concentradora Fibra Danhos S.A. de C.V., REIT	1,511,515	$4,073,320
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	2,615,471	4,562,211
Hang Lung Properties Ltd.	2,427,000	8,016,877
Macquarie Mexico Real Estate S.A. de C.V., REIT	768,367	1,540,054
Prologis Property Mexico S.A. de C.V., REIT	1,156,811	2,558,355

		$20,750,817
Restaurants - 0.5%
Ajisen China Holdings Ltd.	4,555,000	$3,761,524

Specialty Chemicals - 0.7%
LG Chemical Ltd.	22,619	$6,011,954

Telecommunications - Wireless - 4.2%
America Movil S.A.B. de C.V., “L”, ADR	227,881	$5,585,363
China Mobile Ltd.	824,000	10,249,431
Mobile TeleSystems OJSC, ADR	327,562	6,043,519
MTN Group Ltd.	483,390	10,923,832
Turkcell Iletisim Hizmetleri A.S. (a)	381,513	2,232,773

		$35,034,918
Telephone Services - 1.4%
Hellenic Telecommunications Organization S.A. (a)	28,326	$404,942
PT XL Axiata Tbk	13,234,000	6,731,549
Telekomunikacja Polska S.A.	1,313,371	4,403,942

		$11,540,433
Utilities - Electric Power - 1.2%
Alupar Investimento S.A., IEU	370,927	$3,062,198
CESC Ltd.	613,958	7,051,610

		$10,113,808
Total Common Stocks		$814,611,495

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	7,660,241	$7,660,241
Total Investments		$822,271,736

Other Assets, Less Liabilities - 1.0%		8,262,216
Net Assets - 100.0%		$830,533,952

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

4

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

8/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2014, in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$106,361,288	$—	$—	$106,361,288
Taiwan	92,051,302	—	—	92,051,302
China	88,328,922	—	—	88,328,922
South Korea	80,034,451	—	—	80,034,451
Hong Kong	62,419,059	—	—	62,419,059
India	—	57,595,113	—	57,595,113
Mexico	53,760,167	—	—	53,760,167
South Africa	47,187,039	—	—	47,187,039
Russia	18,810,025	19,426,906	—	38,236,931
Other Countries	188,637,223	—	—	188,637,223
Mutual Funds	7,660,241	—	—	7,660,241
Total Investments	$745,249,717	$77,022,019	$—	$822,271,736

6

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $31,953,570 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $205,924,215 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$736,705,710
Gross unrealized appreciation	131,216,204
Gross unrealized depreciation	(45,650,178)
Net unrealized appreciation (depreciation)	$85,566,026

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	10,797,810	35,528,713	(38,666,282)	7,660,241

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,784	$7,660,241

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2014, are as follows:

Brazil	12.8%
Taiwan	11.1%
China	10.6%
South Korea	9.6%
Hong Kong	7.5%
India	6.9%
Mexico	6.5%
South Africa	5.7%
United States	4.6%
Other Countries	24.7%

7

QUARTERLY REPORT

August 31, 2014

MFS® GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 93.2%
Asset-Backed & Securitized - 0.4%
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 12/11/49		$581,125	$589,748
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46		870,221	934,051
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.985%, 6/15/49		1,111,221	1,130,310

			$2,654,109
Automotive - 0.0%
Tupy Overseas S.A., 6.625%, 7/17/24 (n)		$250,000	$258,875

Broadcasting - 0.2%
Grupo Televisa S.A.B., 7.25%, 5/14/43	MXN	19,720,000	$1,312,056

Building - 0.2%
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20		$600,000	$660,000
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)		961,000	1,057,100

			$1,717,100
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17		$779,000	$819,898

Consumer Services - 0.1%
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17		$920,000	$917,700

Emerging Market Quasi-Sovereign - 1.9%
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/29 (n)		$467,000	$477,041
Empresa de Telecomunicaciones de Bogota S.A., 7%, 1/17/23 (n)	COP	1,164,000,000	566,628
Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/24 (z)	COP	3,514,000,000	1,875,799
KazAgro National Management Holding, 3.255%, 5/22/19	EUR	1,000,000	1,294,372
Petroleos Mexicanos, 7.19%, 9/12/24	MXN	69,606,500	5,487,931
Transnet SOC Ltd., 9.5%, 5/13/21	ZAR	3,500,000	331,312
Transnet SOC Ltd., 9.5%, 5/13/21 (z)	ZAR	9,960,000	942,820
Transnet SOC Ltd., 10.5%, 9/17/20	ZAR	33,000,000	3,328,519

			$14,304,422
Emerging Market Sovereign - 41.0%
Bank Negara Malaysia, Capital Appreciation, 0%, 10/28/14	MYR	20,500,000	$6,472,329
Brazil Notas do Tesouro Nacional, 10%, 1/01/23	BRL	45,655,000	19,081,240
Brazil Notas do Tesouro Nacional, 10%, 1/01/21	BRL	63,276,000	26,699,112
Federal Republic of Nigeria, Capital Appreciation, 0%, 10/23/14	NGN	312,264,000	1,896,545
Federative Republic of Brazil, 10%, 1/01/18	BRL	27,868,000	11,991,021
Federative Republic of Brazil, 10%, 1/01/25	BRL	11,000,000	4,553,573
Government of Malaysia, 3.835%, 8/12/15	MYR	23,739,000	7,570,534
Government of Malaysia, 3.394%, 3/15/17	MYR	47,464,000	15,016,604
Government of Malaysia, 3.26%, 3/01/18	MYR	2,269,000	712,269
Government of Malaysia, 4.378%, 11/29/19	MYR	4,738,000	1,548,119
Government of Malaysia, 4.16%, 7/15/21	MYR	8,083,000	2,614,145
Government of Malaysia, 4.392%, 4/15/26	MYR	3,568,000	1,166,515
Government of Poland, 5.5%, 10/25/19	PLN	10,837,000	3,858,141
Government of Poland, 5.75%, 10/25/21	PLN	2,102,000	775,186
Government of Romania, 5.85%, 4/26/23	RON	21,110,000	7,037,684
Government of Thailand, 3.625%, 6/16/23	THB	84,442,000	2,679,722
Kingdom of Thailand, 3.875%, 6/13/19	THB	81,093,000	2,638,648
Kingdom of Thailand, 3.65%, 12/17/21	THB	160,749,000	5,135,749

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Kingdom of Thailand, Capital Appreciation, 0%, 10/30/14	THB	243,763,000	$7,607,825
Republic of Colombia, 7.5%, 8/26/26	COP	4,656,200,000	2,560,494
Republic of Colombia, 6%, 4/28/28	COP	5,000,000,000	2,405,335
Republic of Columbia, 11%, 7/24/20	COP	7,470,000,000	4,785,167
Republic of Columbia, 7%, 5/04/22	COP	1,355,000,000	731,090
Republic of Cote d’Ivoire, 5.375%, 7/23/24 (n)		$984,000	969,240
Republic of Cote d’Ivoire, 5.75%, 12/31/32		1,117,000	1,113,515
Republic of Ecuador, 7.95%, 6/20/24 (n)		428,000	472,940
Republic of Hungary, 7%, 6/24/22	HUF	1,080,250,000	5,348,057
Republic of Hungary, 6%, 11/24/23	HUF	1,755,070,000	8,242,177
Republic of Hungary, 5.5%, 6/24/25	HUF	306,220,000	1,376,993
Republic of Indonesia, 8.375%, 3/15/24	IDR	50,100,000,000	4,357,918
Republic of Indonesia, 8.375%, 3/15/34	IDR	25,000,000,000	2,083,779
Republic of Indonesia, 7%, 5/15/22	IDR	44,574,000,000	3,553,345
Republic of Indonesia, 5.625%, 5/15/23	IDR	14,519,000,000	1,055,025
Republic of Indonesia, 11%, 9/15/25	IDR	15,000,000,000	1,517,504
Republic of Indonesia, 8.375%, 9/15/26	IDR	32,665,000,000	2,799,458
Republic of Indonesia, 7%, 5/15/27	IDR	16,225,000,000	1,237,941
Republic of Indonesia, 9%, 3/15/29	IDR	45,424,000,000	4,004,341
Republic of Indonesia, 8.25%, 6/15/32	IDR	26,890,000,000	2,201,084
Republic of Indonesia, 6.625%, 5/15/33	IDR	14,000,000,000	973,627
Republic of Peru, 7.84%, 8/12/20	PEN	7,995,000	3,259,132
Republic of Peru, GDN, 6.95%, 8/12/31	PEN	2,614,000	1,005,846
Republic of Poland, 5.25%, 10/25/20	PLN	9,997,000	3,565,330
Republic of Poland, 4%, 10/25/23	PLN	16,211,000	5,410,499
Republic of Poland, 3.25%, 7/25/25	PLN	39,761,000	12,395,248
Republic of Romania, 4.75%, 2/24/25	RON	12,745,000	3,959,524
Republic of Serbia, 6.75%, 11/01/24		$799,136	806,128
Republic of South Africa, 7.25%, 1/15/20	ZAR	18,745,000	1,747,395
Republic of South Africa, 6.75%, 3/31/21	ZAR	7,536,000	679,305
Republic of South Africa, 3.75%, 7/24/26	EUR	704,000	983,991
Republic of South Africa, 10.5%, 12/21/26	ZAR	53,043,000	5,923,808
Republic of South Africa, 7%, 2/28/31	ZAR	144,765,000	11,848,845
Republic of South Africa, 6.25%, 3/31/36	ZAR	25,488,000	1,845,292
Republic of South Africa, 6.5%, 2/28/41	ZAR	57,515,000	4,196,404
Republic of Turkey, 6.3%, 2/14/18	TRY	23,884,242	10,265,307
Republic of Turkey, 10.4%, 3/20/24	TRY	2,892,051	1,462,416
Republic of Turkey, 7.1%, 3/08/23	TRY	31,448,000	12,963,298
Russian Federation, 4.875%, 9/16/23 (n)		$200,000	196,240
Russian Federation, 8.15%, 2/03/27	RUB	73,396,000	1,782,656
Russian Federation, 7.05%, 1/19/28	RUB	909,450,000	19,901,879
Titulos de Tesoreria, 5%, 11/21/18	COP	4,601,000,000	2,340,252
United Mexican States, 10%, 12/05/24	MXN	20,000,000	2,030,367
United Mexican States, 8%, 12/07/23	MXN	39,970,000	3,554,213
United Mexican States, 8.5%, 5/31/29	MXN	80,740,000	7,512,366
United Mexican States, 7.75%, 5/29/31	MXN	33,000,000	2,872,834
United Mexican States, 10%, 11/20/36	MXN	21,520,000	2,297,622
United Mexican States, 8.5%, 11/18/38	MXN	20,440,000	1,919,346

			$307,569,534
Energy - Independent - 0.2%
Afren PLC, 10.25%, 4/08/19		$711,000	$748,328
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)		1,026,000	1,066,937

			$1,815,265

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Energy - Integrated - 0.4%
Inkia Energy Ltd., 8.375%, 4/04/21		$698,000	$760,820
Pacific Rubiales Energy Corp., 7.25%, 12/12/21		1,439,000	1,597,290
Pacific Rubiales Energy Corp., 5.125%, 3/28/23 (n)		841,000	849,410

			$3,207,520
Food & Beverages - 0.5%
Central American Bottling Corp., 6.75%, 2/09/22		$1,016,000	$1,089,660
Central American Bottling Corp., 6.75%, 2/09/22 (n)		344,000	368,940
Cosan Luxembourg S.A., 9.5%, 3/14/18	BRL	1,500,000	609,783
Cosan Luxembourg S.A., 9.5%, 3/14/18 (n)	BRL	4,208,000	1,710,646

			$3,779,029
International Market Sovereign - 33.9%
Federal Republic of Germany, 2.5%, 7/04/44	EUR	734,000	$1,136,196
Federal Republic of Germany, 4.25%, 7/04/18	EUR	2,911,000	4,440,986
Federal Republic of Germany, 3.25%, 7/04/21	EUR	7,190,000	11,246,822
Federal Republic of Germany, 6.25%, 1/04/30	EUR	2,181,000	4,787,767
Government of Australia, 5.75%, 5/15/21	AUD	5,596,000	6,074,208
Government of Canada, 4.5%, 6/01/15	CAD	3,424,000	3,230,552
Government of Canada, 3.25%, 6/01/21	CAD	1,940,000	1,965,818
Government of Canada, 5.75%, 6/01/33	CAD	1,791,000	2,468,312
Government of Canada, 4%, 6/01/41	CAD	579,000	680,177
Government of Japan, 1.1%, 6/20/20	JPY	2,999,800,000	30,329,796
Government of Japan, 2.1%, 9/20/24	JPY	1,835,950,000	20,365,784
Government of Japan, 2.2%, 9/20/27	JPY	1,300,900,000	14,719,794
Government of Japan, 1.5%, 3/20/34	JPY	292,000,000	2,891,107
Government of Japan, 2.4%, 3/20/37	JPY	669,950,000	7,579,537
Government of Japan, 2%, 3/20/52	JPY	111,700,000	1,147,347
Government of New Zealand, 5%, 3/15/19	NZD	4,226,000	3,687,825
Government of New Zealand, 5.5%, 4/15/23	NZD	1,208,000	1,113,859
Kingdom of Belgium, 4%, 3/28/32	EUR	557,000	957,370
Kingdom of Belgium, 4.25%, 9/28/21	EUR	6,710,000	10,978,436
Kingdom of Denmark, 3%, 11/15/21	DKK	11,539,000	2,383,642
Kingdom of Spain, 5.4%, 1/31/23	EUR	2,037,000	3,406,589
Kingdom of Spain, 5.5%, 7/30/17	EUR	5,253,000	7,884,359
Kingdom of Spain, 4.6%, 7/30/19	EUR	5,964,000	9,201,498
Kingdom of Sweden, 5%, 12/01/20	SEK	23,890,000	4,270,924
Kingdom of Sweden, 3.5%, 6/01/22	SEK	7,430,000	1,251,474
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	4,954,000	7,667,041
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	1,305,000	2,591,101
Republic of Austria, 1.75%, 10/20/23	EUR	791,000	1,110,151
Republic of Finland, 3.875%, 9/15/17	EUR	1,082,000	1,585,189
Republic of France, 2.5%, 10/25/20	EUR	4,426,000	6,517,444
Republic of France, 6%, 10/25/25	EUR	1,692,000	3,292,666
Republic of France, 4.75%, 4/25/35	EUR	3,175,000	6,111,466
Republic of France, 4.5%, 4/25/41	EUR	341,000	660,952
Republic of Iceland, 5.875%, 5/11/22		$1,700,000	1,934,609
Republic of Ireland, 5.5%, 10/18/17	EUR	2,094,000	3,197,333
Republic of Ireland, 5.4%, 3/13/25	EUR	775,000	1,347,715
Republic of Italy, 5.25%, 8/01/17	EUR	14,314,000	21,294,677
Republic of Italy, 3.75%, 3/01/21	EUR	13,599,000	20,268,133
United Kingdom Treasury, 5%, 3/07/18	GBP	735,000	1,372,907
United Kingdom Treasury, 8%, 6/07/21	GBP	1,783,000	4,098,156
United Kingdom Treasury, 4.25%, 12/07/27	GBP	2,717,000	5,370,082
United Kingdom Treasury, 4.25%, 3/07/36	GBP	3,310,000	6,706,337

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
United Kingdom Treasury, 3.25%, 1/22/44	GBP	545,000	$956,155

			$254,282,293
Machinery & Tools - 0.1%
Ferreycorp S.A.A., 4.875%, 4/26/20 (n)		$921,000	$921,000

Metals & Mining - 0.2%
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)		$1,060,000	$1,118,300

Mortgage-Backed - 0.1%
Freddie Mac, 1.426%, 8/25/17		$613,000	$616,690
Freddie Mac, 3.32%, 2/25/23		12,000	12,565

			$629,255
Network & Telecom - 0.2%
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22		$300,000	$322,500
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)		1,115,000	1,198,625

			$1,521,125
Oil Services - 0.1%
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		$725,000	$746,750

Other Banks & Diversified Financials - 0.1%
Citigroup, Inc., 6.125%, 5/15/18		$232,000	$266,084
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 5/03/17		351,000	369,428

			$635,512
Retailers - 0.2%
S.A.C.I. Falabella, 6.5%, 4/30/23 (n)	CLP	717,500,000	$1,116,768

Specialty Stores - 0.1%
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		$931,000	$991,515

Telecommunications - Wireless - 0.5%
America Movil S.A.B. de C.V., 7.125%, 12/09/24	MXN	21,300,000	$1,669,403
Bharti Airtel International (Netherlands) B.V., 3.375%, 5/20/21 (n)	EUR	941,000	1,272,036
Digicel Group Ltd., 8.25%, 9/01/17		$541,000	549,791

			$3,491,230
Telephone Services - 0.4%
Brasil Telecom S.A., 9.75%, 9/15/16	BRL	6,819,000	$2,772,075

Transportation - 0.3%
Red de Carreteras de Occidente S.A.B. de C.V., 9%, 6/10/28 (n)	MXN	33,030,000	$2,442,415

U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 2.22%, 3/01/33		$1,116,430	$1,080,036

U.S. Treasury Obligations - 11.9%
U.S. Treasury Bonds, 6.875%, 8/15/25		$3,262,000	$4,676,893
U.S. Treasury Bonds, 5.25%, 2/15/29		8,092,000	10,609,373
U.S. Treasury Bonds, 4.5%, 8/15/39		15,716,000	19,929,853
U.S. Treasury Bonds, 3.625%, 2/15/44		1,943,000	2,150,658
U.S. Treasury Notes, 4.125%, 5/15/15 (f)		17,055,000	17,537,332
U.S. Treasury Notes, 4.75%, 8/15/17		9,743,000	10,814,730

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 3.5%, 5/15/20	$17,477,000	$19,104,546
U.S. Treasury Notes, 2.75%, 2/15/24	4,091,000	4,243,136

		$89,066,521
Total Bonds		$699,170,303
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
EUR Currency Option - October 2014 @ $1.33	3,491,250	$49,150

Put Options Purchased - 0.0%
U.S. Treasury Notes 10 Year Futures - November 2014 @ $124	61	$28,594
Issuer	Shares/Par
Money Market Funds - 6.6%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	49,663,989	$49,663,989
Total Investments		$748,912,036

Other Assets, Less Liabilities - 0.2%		1,440,293
Net Assets - 100.0%		$750,352,329

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $17,801,406, representing 2.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/24	8/06/14	$1,832,092	$1,875,799
Transnet SOC Ltd., 9.5%, 5/13/21	11/06/13	971,115	942,820
Total Restricted Securities			$2,818,619
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDN	Global Depositary Note
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound

5

Portfolio of Investments (unaudited) – continued

HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 8/31/14

Forward Foreign Currency Exchange Contracts at 8/31/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Goldman Sachs International	4,009,062	10/10/14	$3,716,886	$3,734,524	$17,638
BUY	BRL	Barclays Bank PLC	4,886,171	10/02/14	2,125,994	2,164,429	38,435
BUY	BRL	Citibank N.A.	14,637,250	10/02/14	6,362,086	6,483,869	121,783
BUY	BRL	Goldman Sachs International	1,865,000	10/02/14	811,549	826,140	14,591
BUY	BRL	Merrill Lynch International Bank	11,815,918	10/02/14	5,185,985	5,234,102	48,117
SELL	BRL	Goldman Sachs International	2,887,000	10/02/14	1,280,834	1,278,856	1,978
BUY	CAD	Citibank N.A.	2,083,000	10/10/14	1,913,493	1,914,102	609
SELL	CAD	Citibank N.A.	111,000	10/10/14	102,783	102,000	783
SELL	CAD	Merrill Lynch International Bank	2,231,437	10/10/14	2,089,067	2,050,503	38,564
SELL	CHF	Credit Suisse Group	49,000	10/10/14	54,860	53,392	1,468
SELL	CHF	UBS AG	3,244,000	10/10/14	3,633,309	3,534,790	98,519
SELL	CLP	Deutsche Bank AG	528,479,453	10/02/14	947,181	898,163	49,018
BUY	COP	Deutsche Bank AG	634,131,000	9/09/14	328,991	329,871	880
SELL	COP	Deutsche Bank AG	10,495,879,000	9/09/14	5,540,674	5,459,893	80,781
SELL	DKK	Barclays Bank PLC	1,116,536	10/10/14	203,949	197,005	6,944
SELL	DKK	UBS AG	1,116,536	10/10/14	203,936	197,005	6,931
SELL	EUR	Barclays Bank PLC	4,909,998	10/10/14	6,608,497	6,452,904	155,593
SELL	EUR	Citibank N.A.	1,858,000	10/10/14	2,498,098	2,441,854	56,244
SELL	EUR	Credit Suisse Group	18,978,628	10/10/14	25,665,711	24,942,427	723,284
SELL	EUR	Deutsche Bank AG	2,537,000	10/10/14	3,349,217	3,334,221	14,996
SELL	EUR	Goldman Sachs International	13,739,538	10/10/14	18,547,694	18,057,018	490,676
SELL	EUR	Morgan Stanley Capital Services, Inc.	1,310,000	10/10/14	1,746,236	1,721,651	24,585
SELL	EUR	UBS AG	2,781,000	10/10/14	3,679,193	3,654,895	24,298
SELL	GBP	Citibank N.A.	434,847	10/10/14	741,575	721,699	19,876
SELL	GBP	Goldman Sachs International	548,392	10/10/14	923,656	910,145	13,511
SELL	HUF	Citibank N.A.	66,511,000	9/09/14	281,067	277,506	3,561
SELL	HUF	Goldman Sachs International	1,105,440,579	9/09/14	4,767,170	4,612,261	154,909
SELL	HUF	JPMorgan Chase Bank N.A.	994,965,442	9/09/14	4,354,626	4,151,322	203,304
BUY	IDR	Barclays Bank PLC	1,268,397,000	11/13/14	106,723	107,062	339

6

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 8/31/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	INR	JPMorgan Chase Bank N.A.	229,193,000	9/30/14	$3,730,355	$3,749,977	$19,622
SELL	JPY	Citibank N.A.	162,209,000	10/10/14	1,580,061	1,559,471	20,590
SELL	JPY	Credit Suisse Group	90,146,661	10/10/14	888,985	866,667	22,318
SELL	JPY	Goldman Sachs International	29,066,000	10/10/14	282,726	279,439	3,287
BUY	MXN	Citibank N.A.	54,651,000	10/10/14	4,127,266	4,168,930	41,664
BUY	MXN	Goldman Sachs International	21,511,239	10/10/14	1,636,492	1,640,937	4,445
BUY	MXN	JPMorgan Chase Bank N.A.	47,935,000	10/10/14	3,646,407	3,656,615	10,208
SELL	MXN	Barclays Bank PLC	297,000	10/10/14	22,794	22,656	138
BUY	MYR	Barclays Bank PLC	2,074,000	9/11/14	651,262	657,555	6,293
BUY	MYR	Citibank N.A.	1,739,512	10/07/14	541,752	550,327	8,575
BUY	MYR	Deutsche Bank AG	10,021,000	9/11/14	3,145,299	3,177,126	31,827
BUY	MYR	JPMorgan Chase Bank N.A.	67,591,108	9/11/14-10/07/14	21,162,658	21,416,107	253,449
BUY	MYR	Merrill Lynch International Bank	1,009,000	10/07/14	313,841	319,216	5,375
BUY	NGN	Barclays Bank PLC	599,893,000	9/09/14	3,640,127	3,690,146	50,019
BUY	NGN	JPMorgan Chase Bank N.A.	25,252,000	9/09/14	155,301	155,334	33
SELL	NOK	UBS AG	2,602	10/10/14	421	419	2
SELL	NZD	Credit Suisse Group	665,233	10/10/14	573,632	554,428	19,204
SELL	NZD	Goldman Sachs International	9,452,287	10/10/14	8,125,241	7,877,858	247,383
BUY	PLN	Barclays Bank PLC	385,000	10/10/14	119,740	119,925	185
SELL	PLN	Barclays Bank PLC	5,885,000	10/10/14	1,841,532	1,833,134	8,398
SELL	PLN	Citibank N.A.	2,016,880	10/10/14	635,197	628,243	6,954
SELL	PLN	Goldman Sachs International	2,915,340	10/10/14	931,520	908,107	23,413
SELL	RON	JPMorgan Chase Bank N.A.	42,800,853	9/16/14-9/19/14	12,898,764	12,769,670	129,094
SELL	RUB	Barclays Bank PLC	192,114,000	9/25/14	5,368,058	5,163,485	204,573
SELL	RUB	JPMorgan Chase Bank N.A.	41,848,175	9/25/14	1,154,675	1,124,762	29,913
SELL	SEK	Goldman Sachs International	29,879,760	10/10/14	4,372,372	4,274,659	97,713
SELL	SGD	Deutsche Bank AG	2,000	10/10/14	1,609	1,601	8
BUY	THB	Barclays Bank PLC	45,848,540	10/06/14	1,422,101	1,432,592	10,491
BUY	THB	Citibank N.A.	247,612,008	10/06/14	7,669,103	7,736,933	67,830
BUY	THB	JPMorgan Chase Bank N.A.	60,143,000	10/06/14	1,879,040	1,879,240	200
BUY	TRY	Deutsche Bank AG	2,267,506	10/10/14	1,032,703	1,040,591	7,888
BUY	TRY	Morgan Stanley Capital Services, Inc.	7,752,631	10/10/14	3,538,928	3,557,792	18,864
SELL	TRY	Barclays Bank PLC	12,539,996	9/09/14-10/10/14	5,824,855	5,792,986	31,869
SELL	TRY	Goldman Sachs International	7,736,000	10/10/14	3,553,658	3,550,160	3,498
SELL	TRY	JPMorgan Chase Bank N.A.	8,047,000	9/09/14	3,754,316	3,717,975	36,341
BUY	ZAR	Citibank N.A.	57,749,760	10/10/14	5,348,447	5,381,547	33,100
BUY	ZAR	Goldman Sachs International	16,200,969	10/10/14	1,495,298	1,509,725	14,427
BUY	ZAR	JPMorgan Chase Bank N.A.	76,609,000	10/10/14	7,102,588	7,138,989	36,401
BUY	ZAR	Morgan Stanley Capital Services, Inc.	5,105,000	10/10/14	473,584	475,722	2,138
SELL	ZAR	Goldman Sachs International	27,139,746	9/08/14-10/10/14	2,535,213	2,529,895	5,318

							$3,925,263

Liability Derivatives
SELL	AUD	Goldman Sachs International	824,054	10/10/14	$761,155	$767,623	$(6,468)
SELL	AUD	Westpac Banking Corp.	4,984,706	10/10/14	4,639,864	4,643,357	(3,493)
SELL	BRL	Goldman Sachs International	1,219,000	10/02/14	535,676	539,981	(4,305)
SELL	BRL	JPMorgan Chase Bank N.A.	1,667,000	10/02/14	727,249	738,432	(11,183)
SELL	BRL	UBS AG	79,352,944	10/02/14	35,040,601	35,151,007	(110,406)
SELL	CAD	Brown Brothers Harriman	1,338,583	10/10/14	1,218,220	1,230,045	(11,825)
SELL	CAD	Deutsche Bank AG	2,015,000	10/10/14	1,838,832	1,851,616	(12,784)
SELL	CAD	Goldman Sachs International	4,058,422	10/10/14	3,693,000	3,729,349	(36,349)
BUY	COP	Barclays Bank PLC	1,151,689,000	9/09/14	611,440	599,102	(12,338)

7

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 8/31/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	COP	Deutsche Bank AG	25,756,483,913	9/09/14	$13,691,154	$13,398,368	$(292,786)
BUY	DKK	Morgan Stanley Capital Services, Inc.	696,000	10/10/14	126,971	122,805	(4,166)
BUY	EUR	Barclays Bank PLC	6,130,000	10/10/14	8,212,398	8,056,277	(156,121)
BUY	EUR	Credit Suisse Group	129,000	10/10/14	175,966	169,537	(6,429)
BUY	EUR	Goldman Sachs International	813,000	10/10/14	1,105,802	1,068,475	(37,327)
BUY	EUR	Merrill Lynch International Bank	1,485,657	10/10/14	2,010,542	1,952,506	(58,036)
BUY	GBP	Barclays Bank PLC	168,000	10/10/14	281,993	278,823	(3,170)
BUY	GBP	Citibank N.A.	107,000	10/10/14	182,961	177,584	(5,377)
BUY	GBP	Credit Suisse Group	3,118,068	10/10/14	5,333,505	5,174,940	(158,565)
BUY	GBP	Merrill Lynch International Bank	3,118,068	10/10/14	5,335,404	5,174,940	(160,464)
SELL	GBP	Deutsche Bank AG	8,000	10/10/14	13,267	13,277	(10)
BUY	HUF	Deutsche Bank AG	773,440,000	9/09/14	3,295,020	3,227,045	(67,975)
BUY	HUF	Goldman Sachs International	853,939,000	9/09/14	3,719,247	3,562,914	(156,333)
BUY	HUF	JPMorgan Chase Bank N.A.	839,509,000	9/09/14	3,687,935	3,502,707	(185,228)
SELL	HUF	Goldman Sachs International	9,011,000	9/09/14	37,574	37,597	(23)
SELL	IDR	Barclays Bank PLC	521,571,000	9/25/14	43,756	44,416	(660)
SELL	IDR	JPMorgan Chase Bank N.A.	39,238,819,738	11/13/14	3,299,321	3,312,031	(12,710)
BUY	INR	Barclays Bank PLC	116,964,000	9/30/14	1,919,645	1,913,725	(5,920)
BUY	INR	JPMorgan Chase Bank N.A.	54,348,000	9/30/14	895,354	889,223	(6,131)
BUY	INR	Merrill Lynch International Bank	54,150,000	9/30/14	895,189	885,984	(9,205)
BUY	JPY	Barclays Bank PLC	91,472,000	10/10/14	898,346	879,409	(18,937)
BUY	JPY	Deutsche Bank AG	1,313,146,077	10/10/14	12,938,802	12,624,539	(314,263)
BUY	JPY	Goldman Sachs International	180,971,000	10/10/14	1,776,090	1,739,849	(36,241)
SELL	JPY	Goldman Sachs International	75,746,173	10/10/14	728,130	728,221	(91)
BUY	MXN	Barclays Bank PLC	64,164,914	10/10/14	4,935,573	4,894,678	(40,895)
BUY	MXN	Citibank N.A.	51,218,000	10/10/14	3,913,583	3,907,052	(6,531)
SELL	MXN	Deutsche Bank AG	24,055,000	10/10/14	1,813,542	1,834,982	(21,440)
SELL	MXN	Goldman Sachs International	26,688,000	10/10/14	2,003,367	2,035,835	(32,468)
SELL	MXN	Morgan Stanley Capital Services, Inc.	69,501,000	10/10/14	5,279,311	5,301,730	(22,419)
SELL	MYR	Barclays Bank PLC	50,037,965	9/11/14	15,636,406	15,864,378	(227,972)
SELL	MYR	JPMorgan Chase Bank N.A.	24,564,269	9/11/14-10/07/14	7,774,631	7,787,603	(12,972)
BUY	NGN	Citibank N.A.	138,325,000	10/28/14	845,507	842,330	(3,177)
SELL	NGN	JPMorgan Chase Bank N.A.	66,350,000	9/09/14	405,562	408,141	(2,579)
BUY	NOK	Deutsche Bank AG	22,775,000	10/10/14	3,684,017	3,669,787	(14,230)
BUY	NZD	JPMorgan Chase Bank N.A.	4,280,000	10/10/14	3,614,807	3,567,098	(47,709)
SELL	NZD	Goldman Sachs International	4,441,756	10/10/14	3,693,000	3,701,911	(8,911)
BUY	PEN	JPMorgan Chase Bank N.A.	4,990,396	9/18/14	1,766,825	1,750,527	(16,298)
BUY	PHP	Barclays Bank PLC	81,175,000	9/08/14	1,865,234	1,861,461	(3,773)
BUY	PLN	Barclays Bank PLC	1,623,000	10/10/14	526,554	505,552	(21,002)
BUY	PLN	Citibank N.A.	37,034,681	9/03/14-10/14/14	11,715,556	11,533,462	(182,094)
SELL	PLN	Barclays Bank PLC	385,000	9/03/14	120,010	120,202	(192)
SELL	PLN	Goldman Sachs International	5,530,000	10/10/14	1,721,840	1,722,554	(714)
BUY	RON	JPMorgan Chase Bank N.A.	25,136,777	9/16/14	7,715,164	7,500,283	(214,881)
BUY	RUB	Barclays Bank PLC	123,689,000	9/25/14	3,432,754	3,324,412	(108,342)
BUY	RUB	Credit Suisse Group	125,316,792	9/25/14	3,508,800	3,368,163	(140,637)
BUY	RUB	JPMorgan Chase Bank N.A.	34,282,000	9/25/14	942,849	921,403	(21,446)
BUY	RUB	Merrill Lynch International Bank	59,655,166	9/25/14	1,667,244	1,603,362	(63,882)
SELL	THB	JPMorgan Chase Bank N.A.	53,677,251	10/06/14	1,664,927	1,677,211	(12,284)
BUY	TRY	Citibank N.A.	4,047,486	10/10/14	1,873,930	1,857,448	(16,482)
BUY	TRY	Goldman Sachs International	26,428,969	10/10/14	12,239,473	12,128,628	(110,845)
BUY	TRY	JPMorgan Chase Bank N.A.	8,087,576	9/09/14	3,801,624	3,736,723	(64,901)
BUY	TRY	Morgan Stanley Capital Services, Inc.	6,977,357	10/10/14	3,221,345	3,202,008	(19,337)

8

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 8/31/14 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	TRY	JPMorgan Chase Bank N.A.	7,952,000	10/10/14	$3,637,511	$3,649,286	$(11,775)
BUY	ZAR	Deutsche Bank AG	20,657,640	10/10/14	1,927,195	1,925,030	(2,165)
SELL	ZAR	Goldman Sachs International	4,440,000	10/10/14	412,229	413,751	(1,522)
SELL	ZAR	JPMorgan Chase Bank N.A.	80,057,906	10/10/14	7,372,034	7,460,381	(88,347)

							$(3,447,541)

Futures Contracts at 8/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	180	$21,390,469	December - 2014	$(30,803)
U.S. Treasury Note 10 yr (Short)	USD	140	17,609,375	December - 2014	(14,534)

					$(45,337)

Swap Agreements at 8/31/14

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
11/01/23	MXN	59,149,000	Merrill Lynch Capital Services	6.94% (fixed rate)	CDI (floating rate)	$373,125
5/16/24	HUF	850,000,000	Deutsche Bank AG	4.36% (fixed rate)	CDI (floating rate)	218,130

						$591,255

Liability Derivatives
Interest Rate Swap Agreements
11/07/18	MXN	140,529,000	Merrill Lynch Capital Services	CDI (floating rate)	5.5% (fixed rate)	$(334,476)
1/14/19	MXN	54,685,000	Morgan Stanley Capital Services, Inc.	CDI (floating rate)	5.63% (fixed rate)	(135,346)
3/01/19	MXN	20,000,000	Barclays Bank PLC	CDI (floating rate)	5.46% (fixed rate)	(42,245)

						$(512,067)

At August 31, 2014, the fund had cash collateral of $370,000 and other liquid securities with an aggregate value of $348,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

8/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At August 31, 2014, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

10

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$28,594	$90,146,557	$—	$90,175,151
Non-U.S. Sovereign Debt	—	576,156,249	—	576,156,249
U.S. Corporate Bonds	—	266,084	—	266,084
Residential Mortgage-Backed Securities	—	629,255	—	629,255
Commercial Mortgage-Backed Securities	—	2,654,109	—	2,654,109
Foreign Bonds	—	29,318,049	—	29,318,049
Purchased Currency Options	—	49,150	—	49,150
Mutual Funds	49,663,989	—	—	49,663,989
Total Investments	$49,692,583	$699,219,453	$—	$748,912,036

Other Financial Instruments
Futures Contracts	$(45,337)	$—	$—	$(45,337)
Swap Agreements	—	79,188	—	79,188
Forward Foreign Currency Exchange Contracts	—	477,722	—	477,722

For further information regarding security characteristics, see the Portfolio of Investments.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$755,922,528
Gross unrealized appreciation	21,507,397
Gross unrealized depreciation	(28,517,889)
Net unrealized appreciation (depreciation)	$(7,010,492)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	18,887,822	101,435,738	(70,659,571)	49,663,989

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,591	$49,663,989

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2014, are as follows:

United States	19.2%
Japan	10.3%
Brazil	9.3%
Italy	5.6%
Malaysia	4.7%
South Africa	4.3%
Poland	3.5%
Turkey	3.4%
Indonesia	3.3%
Other Countries	36.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

11

QUARTERLY REPORT

August 31, 2014

MFS® GROWTH ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	5,256,585	$50,936,311
MFS Commodity Strategy Fund - Class R5 (v)	23,627,196	202,012,530
MFS Emerging Markets Debt Fund - Class R5	10,003,644	153,455,899
MFS Emerging Markets Equity Fund - Class R5	1,511,849	51,176,093
MFS Global Bond Fund - Class R5	21,152,876	203,702,193
MFS Global Real Estate Fund - Class R5 (v)	9,399,543	154,246,495
MFS Growth Fund - Class R5	7,897,715	566,582,082
MFS High Income Fund - Class R5	70,285,415	255,838,911
MFS Inflation-Adjusted Bond Fund - Class R5	23,813,838	255,046,208
MFS International Growth Fund - Class R5	8,896,993	253,030,479
MFS International New Discovery Fund - Class R5	3,373,057	101,495,295
MFS International Value Fund - Class R5	7,230,105	253,415,165
MFS Mid Cap Growth Fund - Class R5 (a)	31,306,491	468,345,107
MFS Mid Cap Value Fund - Class R5	21,593,789	463,834,586
MFS New Discovery Fund - Class R5	3,738,446	102,882,046
MFS New Discovery Value Fund - Class R5	7,781,363	103,103,057
MFS Research Bond Fund - Class R5	13,938,183	153,459,391
MFS Research Fund - Class R5	10,475,499	413,258,424
MFS Research International Fund - Class R5	19,690,261	354,818,500
MFS Value Fund - Class R5	16,240,785	563,880,043
Total Underlying Affiliated Funds		$5,124,518,815

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	19	$19
Total Investments		$5,124,518,834

Other Assets, Less Liabilities - (0.0)%		(156,700)
Net Assets - 100.0%		$5,124,362,134

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,124,518,834	$—	$—	$5,124,518,834

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,710,145,993
Gross unrealized appreciation	1,443,109,655
Gross unrealized depreciation	(28,736,814)
Net unrealized appreciation (depreciation)	$1,414,372,841

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	5,081,146	192,217	(16,778)	5,256,585
MFS Commodity Strategy Fund	21,690,807	1,939,927	(3,538)	23,627,196
MFS Emerging Markets Debt Fund	9,798,911	250,642	(45,909)	10,003,644
MFS Emerging Markets Equity Fund	1,558,066	853	(47,070)	1,511,849
MFS Global Bond Fund	20,533,072	731,949	(112,145)	21,152,876
MFS Global Real Estate Fund	9,580,305	565	(181,327)	9,399,543
MFS Growth Fund	7,939,275	32,496	(74,056)	7,897,715
MFS High Income Fund	67,779,604	2,662,396	(156,585)	70,285,415
MFS Inflation-Adjusted Bond Fund	23,175,591	840,451	(202,204)	23,813,838
MFS Institutional Money Market Portfolio	25	6,861,764	(6,861,770)	19
MFS International Growth Fund	8,635,116	262,982	(1,105)	8,896,993
MFS International New Discovery Fund	3,295,364	80,839	(3,145)	3,373,057
MFS International Value Fund	7,046,354	185,345	(1,594)	7,230,105
MFS Mid Cap Growth Fund	31,511,174	101,227	(305,910)	31,306,491
MFS Mid Cap Value Fund	21,561,574	188,326	(156,111)	21,593,789
MFS New Discovery Fund	3,732,827	70,641	(65,022)	3,738,446
MFS New Discovery Value Fund	7,711,439	141,415	(71,491)	7,781,363
MFS Research Bond Fund	13,524,682	478,767	(65,266)	13,938,183
MFS Research Fund	10,541,500	10,072	(76,073)	10,475,499
MFS Research International Fund	19,078,595	618,842	(7,176)	19,690,261
MFS Value Fund	16,084,809	209,484	(53,508)	16,240,785

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$1,420	$—	$90,868	$50,936,311
MFS Commodity Strategy Fund	2,909	—	—	202,012,530
MFS Emerging Markets Debt Fund	191,594	—	1,779,404	153,455,899
MFS Emerging Markets Equity Fund	850,054	—	—	51,176,093
MFS Global Bond Fund	107,987	—	1,930,563	203,702,193
MFS Global Real Estate Fund	1,120,196	—	—	154,246,495
MFS Growth Fund	3,027,700	—	—	566,582,082
MFS High Income Fund	201,007	—	3,732,923	255,838,911
MFS Inflation-Adjusted Bond Fund	282,478	—	1,583,588	255,046,208
MFS Institutional Money Market Portfolio	—	—	30	19
MFS International Growth Fund	18,208	—	—	253,030,479
MFS International New Discovery Fund	61,625	—	—	101,495,295
MFS International Value Fund	34,171	—	—	253,415,165
MFS Mid Cap Growth Fund	2,999,050	—	—	468,345,107
MFS Mid Cap Value Fund	2,254,586	—	—	463,834,586
MFS New Discovery Fund	1,179,129	—	—	102,882,046
MFS New Discovery Value Fund	272,742	—	—	103,103,057
MFS Research Bond Fund	150,696	—	1,188,568	153,459,391
MFS Research Fund	1,929,658	—	—	413,258,424
MFS Research International Fund	68,772	—	—	354,818,500
MFS Value Fund	1,053,843	—	2,812,776	563,880,043

	$15,807,825	$—	$13,118,720	$5,124,518,834

4

QUARTERLY REPORT

August 31, 2014

MFS® INTERNATIONAL DIVERSIFICATION FUND

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Emerging Markets Equity Fund - Class R5	13,139,305	$444,765,479
MFS International Growth Fund - Class R5	39,096,825	1,111,913,698
MFS International New Discovery Fund - Class R5	14,781,172	444,765,479
MFS International Value Fund - Class R5	31,723,643	1,111,913,699
MFS Research International Fund - Class R5	74,045,307	1,334,296,438
Total Underlying Affiliated Funds		$4,447,654,793

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	156	$156
Total Investments		$4,447,654,949

Other Assets, Less Liabilities - 0.0%		74,645
Net Assets - 100.0%		$4,447,729,594

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,447,654,949	$—	$—	$4,447,654,949

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,771,744,543
Gross unrealized appreciation	675,910,406
Gross unrealized depreciation	—
Net unrealized appreciation (depreciation)	$675,910,406

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund	13,668,651	28,806	(558,152)	13,139,305
MFS Institutional Money Market Portfolio	119,650	81,496,916	(81,616,410)	156
MFS International Growth Fund	37,936,146	1,270,038	(109,359)	39,096,825
MFS International New Discovery Fund	14,551,788	285,907	(56,523)	14,781,172
MFS International Value Fund	30,993,506	784,677	(54,540)	31,723,643
MFS Research International Fund	72,025,999	2,212,763	(193,455)	74,045,307

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$4,450,359	$—	$—	$444,765,479
MFS Institutional Money Market Portfolio	—	—	413	156
MFS International Growth Fund	1,375,260	—	—	1,111,913,698
MFS International New Discovery Fund	977,741	—	—	444,765,479
MFS International Value Fund	896,791	—	—	1,111,913,699
MFS Research International Fund	1,299,479	—	—	1,334,296,438

	$8,999,630	$—	$413	$4,447,654,949

3

QUARTERLY REPORT

August 31, 2014

MFS® INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.4%
Aerospace - 1.3%
Rolls-Royce Holdings PLC	3,256,490	$55,197,954

Airlines - 1.6%
Copa Holdings S.A., “A”	580,092	$71,339,715

Alcoholic Beverages - 5.5%
AmBev S.A., ADR	3,838,119	$27,979,889
Carlsberg A.S., “B”	624,993	56,998,956
Diageo PLC	2,170,458	63,976,363
Pernod Ricard S.A.	754,904	89,013,651

		$237,968,859
Apparel Manufacturers - 5.8%
Adidas AG	267,289	$20,032,697
Burberry Group PLC	2,084,142	49,166,451
Compagnie Financiere Richemont S.A.	358,304	34,169,724
Li & Fung Ltd.	38,532,400	47,829,587
LVMH Moet Hennessy Louis Vuitton S.A.	582,925	101,141,620

		$252,340,079
Automotive - 3.1%
Guangzhou Automobile Group Co. Ltd., “H”	23,808,000	$24,760,160
Honda Motor Co. Ltd.	2,432,000	82,114,623
Toyota Motor Corp.	513,000	29,228,353

		$136,103,136
Broadcasting - 1.3%
Publicis Groupe S.A.	452,952	$33,745,360
WPP PLC	1,022,122	21,431,549

		$55,176,909
Brokerage & Asset Managers - 0.9%
Aberdeen Asset Management PLC	2,252,434	$16,243,865
BM&F Bovespa S.A.	3,553,398	21,429,919

		$37,673,784
Business Services - 9.4%
Accenture PLC, “A”	1,057,119	$85,690,066
Amadeus IT Holding S.A.	366,547	13,629,971
Brenntag AG	921,333	48,756,329
Capita Group PLC	2,559,900	52,145,285
Compass Group PLC	6,679,366	108,614,339
Experian Group Ltd.	2,974,971	51,759,670
Intertek Group PLC	835,549	38,853,712
Serco Group PLC	1,989,704	10,253,158

		$409,702,530
Computer Software - 3.0%
Dassault Systems S.A.	413,311	$27,370,726
OBIC Co. Ltd.	1,355,000	46,427,748
SAP AG	728,875	56,696,152

		$130,494,626

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 1.0%
NICE Systems Ltd., ADR	1,077,899	$42,480,000

Construction - 0.4%
Bellway PLC	676,524	$17,925,182

Consumer Products - 3.4%
L’Oreal S.A.	248,026	$41,062,612
Reckitt Benckiser Group PLC	803,268	70,011,156
Uni-Charm Corp.	571,900	37,547,685

		$148,621,453
Electrical Equipment - 3.9%
Legrand S.A.	332,331	$18,370,551
Mettler-Toledo International, Inc. (a)	196,657	53,191,785
Prysmian S.p.A.	1,718,266	34,904,282
Schneider Electric S.A.	743,022	62,795,212

		$169,261,830
Electronics - 3.2%
MediaTek, Inc.	217,000	$3,626,286
Samsung Electronics Co. Ltd.	38,124	46,397,767
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,250,185	88,998,874

		$139,022,927
Energy - Independent - 1.0%
INPEX Corp.	3,188,900	$45,667,365

Energy - Integrated - 2.2%
BG Group PLC	3,173,944	$63,309,738
Suncor Energy, Inc.	854,656	35,080,748

		$98,390,486
Food & Beverages - 7.5%
Chr. Hansen Holding A.S.	664,125	$27,015,334
Groupe Danone	1,536,529	107,285,525
M. Dias Branco S.A. Industria e Comercio de Alimentos	605,037	27,298,967
Nestle S.A.	1,845,421	143,223,404
Want Want China Holdings Ltd.	19,255,000	23,876,046

		$328,699,276
Food & Drug Stores - 2.0%
Dairy Farm International Holdings Ltd.	1,313,900	$13,664,560
Jeronimo Martins SGPS S.A.	778,477	10,545,891
Lawson, Inc.	476,300	34,196,367
Sundrug Co. Ltd.	612,700	27,206,247

		$85,613,065
Gaming & Lodging - 0.5%
Paddy Power PLC	319,461	$20,421,118

General Merchandise - 0.9%
Dollarama, Inc.	326,584	$27,804,544
Lojas Renner S.A.	384,215	13,151,018

		$40,955,562

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - 1.7%
AIA Group Ltd.	13,239,200	$72,259,942

Internet - 0.5%
NAVER Corp.	26,552	$20,111,382

Machinery & Tools - 2.4%
KONE Oyj “B”	410,219	$17,356,033
Schindler Holding AG	170,236	24,606,848
Weir Group PLC	1,478,285	64,912,947

		$106,875,828
Major Banks - 2.0%
HSBC Holdings PLC	3,783,427	$40,952,502
Standard Chartered PLC	2,228,239	44,871,445

		$85,823,947
Medical & Health Technology & Services - 0.6%
Fresenius Medical Care AG & Co. KGaA	390,272	$27,521,862

Medical Equipment - 1.9%
Essilor International S.A.	264,902	$28,096,046
Sonova Holding AG	348,135	55,668,229

		$83,764,275
Metals & Mining - 1.1%
Rio Tinto Ltd.	847,882	$49,595,412

Network & Telecom - 1.1%
Ericsson, Inc., “B”	3,814,471	$47,563,207

Oil Services - 1.5%
Saipem S.p.A. (a)	1,540,408	$36,553,783
Technip	298,823	27,681,012

		$64,234,795
Other Banks & Diversified Financials - 9.4%
Aeon Credit Service Co. Ltd.	1,306,600	$30,315,079
Banco Santander Chile, ADR	820,508	19,577,321
Credicorp Ltd.	394,878	61,233,731
HDFC Bank Ltd.	3,669,804	51,152,722
Itau Unibanco Holding S.A., ADR	2,321,844	41,793,192
Julius Baer Group Ltd.	771,075	35,049,245
Kasikornbank PLC, NVDR	6,272,100	44,183,547
KBC Group N.V. (a)	711,914	40,573,815
Sberbank of Russia	10,609,240	20,986,424
UBS AG	3,671,434	65,826,266

		$410,691,342
Pharmaceuticals - 5.3%
Bayer AG	761,495	$102,107,792
Novo Nordisk A.S., “B”	1,207,914	55,187,025
Roche Holding AG	256,699	74,852,483

		$232,147,300

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 2.9%
Canadian National Railway Co.	1,486,261	$106,802,715
Kuehne & Nagel, Inc. AG	158,753	21,390,715

		$128,193,430
Restaurants - 1.3%
Whitbread PLC	762,928	$55,589,992

Specialty Chemicals - 5.6%
Akzo Nobel N.V.	357,557	$25,271,187
Croda International PLC	750,447	27,184,557
L’Air Liquide S.A.	323,017	41,271,395
Linde AG	372,669	73,768,546
Nippon Paint Co. Ltd.	577,000	14,274,574
Nitto Denko Corp.	246,500	12,911,961
Symrise AG	906,540	48,432,085

		$243,114,305
Specialty Stores - 0.8%
Inditex	1,151,221	$33,353,861

Telecommunications - Wireless - 0.8%
SoftBank Corp.	503,200	$36,301,785

Tobacco - 1.6%
Japan Tobacco, Inc.	2,106,800	$72,167,189
Total Common Stocks		$4,292,365,710

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	29,506,155	$29,506,155
Total Investments		$4,321,871,865

Other Assets, Less Liabilities - 0.9%		38,809,145
Net Assets - 100.0%		$4,360,681,010

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

8/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$852,399,863	$—	$—	$852,399,863
France	577,833,711	—	—	577,833,711
Japan	468,358,976	—	—	468,358,976
Switzerland	454,786,916	—	—	454,786,916
Germany	377,315,463	—	—	377,315,463
Canada	169,688,008	—	—	169,688,008
Denmark	139,201,315	—	—	139,201,315
United States	138,881,852	—	—	138,881,852
Hong Kong	133,754,088	—	—	133,754,088
Other Countries	908,006,372	72,139,146	—	980,145,518
Mutual Funds	29,506,155	—	—	29,506,155
Total Investments	$4,249,732,719	$72,139,146	$—	$4,321,871,865

5

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $525,357,932 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,616,434,827
Gross unrealized appreciation	808,524,538
Gross unrealized depreciation	(103,087,500)
Net unrealized appreciation (depreciation)	$705,437,038

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	55,433,816	158,870,319	(184,797,980)	29,506,155

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,267	$29,506,155

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2014, are as follows:

United Kingdom	19.6%
France	13.3%
Japan	10.7%
Switzerland	10.4%
Germany	8.7%
United States	4.7%
Canada	3.9%
Denmark	3.2%
Hong Kong	3.1%
Other Countries	22.4%

6

QUARTERLY REPORT

August 31, 2014

MFS® INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 92.2%
Aerospace - 1.4%
Cobham PLC	56,215,724	$277,273,222

Alcoholic Beverages - 3.3%
Heineken N.V.	4,472,675	$340,270,835
Pernod Ricard S.A.	2,810,848	331,437,960

		$671,708,795
Automotive - 0.8%
USS Co. Ltd.	10,316,300	$170,046,177

Broadcasting - 1.1%
Fuji Television Network, Inc.	6,883,200	$106,378,832
Nippon Television Holdings, Inc.	7,052,700	108,388,364

		$214,767,196
Brokerage & Asset Managers - 1.8%
Computershare Ltd.	13,299,871	$153,031,846
Daiwa Securities Group, Inc.	12,301,000	100,032,448
IG Group Holdings PLC	10,891,445	109,754,333

		$362,818,627
Business Services - 8.4%
Amadeus IT Holding S.A.	9,167,618	$340,895,890
Brenntag AG	3,066,541	162,279,307
Bunzl PLC	13,926,913	380,567,918
Compass Group PLC	32,611,288	530,297,858
Nomura Research, Inc.	8,822,800	278,561,180

		$1,692,602,153
Chemicals - 1.4%
Givaudan S.A.	167,929	$278,768,908

Computer Software - 1.3%
Dassault Systems S.A.	1,862,155	$123,317,634
OBIC Co. Ltd.	3,873,700	132,728,536

		$256,046,170
Computer Software - Systems - 0.4%
Canon, Inc.	2,532,800	$82,742,921

Construction - 1.4%
Geberit AG	860,396	$291,937,644

Consumer Products - 6.7%
Kao Corp.	14,824,900	$639,047,302
KOSE Corp.	2,574,300	112,329,492
Reckitt Benckiser Group PLC	6,938,283	604,726,212

		$1,356,103,006
Containers - 1.8%
Brambles Ltd.	41,381,700	$367,160,213

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - 1.5%
Legrand S.A.	3,719,870	$205,626,506
Spectris PLC	3,083,523	99,669,120

		$305,295,626
Electronics - 3.9%
ASM International N.V.	1,421,780	$55,203,766
Halma PLC	15,322,458	157,204,291
Hirose Electric Co. Ltd.	1,373,520	177,292,264
Infineon Technologies AG	10,627,933	123,516,639
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	13,093,905	274,186,371

		$787,403,331
Energy - Independent - 0.7%
Cairn Energy PLC (a)	18,397,408	$54,854,272
INPEX Corp.	6,453,000	92,411,649

		$147,265,921
Energy - Integrated - 1.1%
Royal Dutch Shell PLC, “A”	5,294,219	$214,280,714

Food & Beverages - 7.7%
Groupe Danone	10,444,605	$729,276,788
ITO EN Ltd.	1,923,500	44,720,520
Nestle S.A.	8,771,846	680,784,301
Toyo Suisan Kaisha Ltd.	2,925,000	91,507,281

		$1,546,288,890
Food & Drug Stores - 0.5%
Lawson, Inc.	1,352,700	$97,118,257

Insurance - 6.3%
Amlin PLC	8,242,526	$61,563,570
Catlin Group Ltd.	8,404,611	71,718,008
Euler Hermes Group	586,085	66,689,478
Fairfax Financial Holdings Ltd.	539,580	248,629,611
Hiscox Ltd.	9,327,730	100,500,482
ING Groep N.V. (a)	13,496,633	185,585,265
Jardine Lloyd Thompson Group PLC	6,142,889	105,856,493
Sony Financial Holdings, Inc.	8,478,100	135,753,901
Zurich Insurance Group AG	989,263	298,486,848

		$1,274,783,656
Leisure & Toys - 0.6%
Sankyo Co. Ltd.	1,555,400	$59,572,964
Yamaha Corp.	3,789,300	54,338,369

		$113,911,333
Machinery & Tools - 1.5%
Glory Ltd.	2,724,200	$82,345,226
Neopost S.A.(h)	2,320,259	154,965,634
Schindler Holding AG	433,363	62,640,673

		$299,951,533
Major Banks - 2.6%
Bank of Ireland (a)	211,956,147	$84,385,430
HSBC Holdings PLC	25,310,542	273,965,907

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Sumitomo Mitsui Financial Group, Inc.	4,389,500	$177,212,694

		$535,564,031
Medical & Health Technology & Services - 0.7%
Kobayashi Pharmaceutical Co. Ltd. (h)	2,262,100	$145,016,166

Medical Equipment - 1.1%
Nihon Kohden Corp.	2,125,600	$117,674,622
Terumo Corp.	4,172,700	104,994,268

		$222,668,890
Network & Telecom - 2.1%
Ericsson, Inc., “B”	33,437,142	$416,932,707

Other Banks & Diversified Financials - 3.8%
Chiba Bank Ltd.	9,279,000	$65,370,820
DnB NOR A.S.A.	14,070,656	262,436,424
Hachijuni Bank Ltd.	9,101,000	54,932,270
Joyo Bank Ltd.	13,099,000	67,984,622
Julius Baer Group Ltd.	1,670,684	75,941,009
Jyske Bank A.S. (a)	909,480	49,573,871
North Pacific Bank Ltd.	13,641,800	55,330,286
Sydbank A.S. (a)	1,716,897	52,788,927
UniCredit S.p.A.	11,144,583	86,249,769

		$770,607,998
Pharmaceuticals - 10.2%
Bayer AG	3,327,368	$446,162,089
GlaxoSmithKline PLC	20,183,998	494,082,477
Novartis AG	6,184,953	554,796,449
Roche Holding AG	1,334,885	389,247,551
Santen Pharmaceutical Co. Ltd.	2,890,700	166,699,024

		$2,050,987,590
Printing & Publishing - 0.2%
United Business Media Ltd.	4,729,398	$49,700,076

Real Estate - 4.5%
Deutsche Annington Immobilien SE	6,444,424	$193,485,815
Deutsche Wohnen AG (h)	15,039,260	339,293,534
GAGFAH S.A. (a)	8,286,508	162,232,045
LEG Immobilien AG	1,732,878	128,918,925
TAG Immobilien AG (h)	7,181,730	82,908,507

		$906,838,826
Specialty Chemicals - 2.5%
Sigma-Aldrich Corp.	2,908,089	$302,441,256
Symrise AG	3,734,204	199,500,613

		$501,941,869
Specialty Stores - 0.7%
Esprit Holdings Ltd.	85,554,321	$138,873,086

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Common Stocks - continued
Telecommunications - Wireless - 4.0%
KDDI Corp.		10,615,294	$612,053,907
Vodafone Group PLC		55,171,098	189,367,143

			$801,421,050
Telephone Services - 0.8%
TDC A.S.		18,537,387	$159,118,921
Telecom Italia S.p.A. - Savings Shares		10,941,656	10,063,752

			$169,182,673
Tobacco - 3.6%
British American Tobacco PLC		5,959,055	$351,545,217
Japan Tobacco, Inc.		11,195,300	383,488,387

			$735,033,604
Trucking - 1.8%
Yamato Holdings Co. Ltd.		17,299,600	$357,398,147
Total Common Stocks			$18,610,441,006

Preferred Stocks - 2.1%
Consumer Products - 2.1%
Henkel KGaA		3,991,217	$418,491,896
Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.0%
JPY Currency - October 2014 @ $111	JPY	36,757,020,312	$0
JPY Currency - July 2015 @ $116.5		36,757,020,312	918,926
JPY Currency - April 2015 @ $112.25		15,505,186,100	496,166
JPY Currency - April 2015 @ $112.25		15,505,186,000	496,166
Total Put Options Purchased			$1,911,258

Call Options Purchased - 0.0%
EUR Currency- September 2015 @ JPY 152.25	EUR	322,417,020	$1,818,110
EUR Currency - October 2014 @ JPY 144.20		204,444,814	11,653
EUR Currency - December 2014 @ JPY 155.25		104,795,565	6,812

Total Call Options Purchased			$1,836,575
Issuer	Shares/Par
Money Market Funds - 5.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)		1,021,914,794	$1,021,914,794
Total Investments			$20,054,595,529

Other Assets, Less Liabilities - 0.6%			120,994,938
Net Assets - 100.0%			$20,175,590,467

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

4

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

8/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$19,028,932,902	$—	$—	$19,028,932,902
Purchased Currency Options	—	3,747,833	—	3,747,833
Mutual Funds	1,021,914,794	—	—	1,021,914,794
Total Investments	$20,050,847,696	$3,747,833	$—	$20,054,595,529

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $5,170,309,836 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events

6

Supplemental Information (unaudited) – continued

occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$16,969,121,486
Gross unrealized appreciation	3,283,569,954
Gross unrealized depreciation	(198,095,911)
Net unrealized appreciation (depreciation)	$3,085,474,043

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,201,741,642	944,911,693	(1,124,738,541)	1,021,914,794

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$230,727	$1,021,914,794

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Neopost S.A.	2,320,259	—	—	2,320,259
TAG Immobilien AG	7,181,730	—	—	7,181,730
Kobayashi Pharmaceutical	2,070,100	192,000	—	2,262,100
Deutsche Wohnen AG	13,763,239	1,276,021	—	15,039,260

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Neopost S.A.	$—	$—	$5,557,906	$154,965,634
TAG Immobilien AG	—	—	3,411,086	82,908,507
Kobayashi Pharmaceutical	—	—	1,416,136	145,016,166
Deutsche Wohnen AG	—	—	3,546,412	339,293,534

	$—	$—	$13,931,540	$722,183,841

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2014, are as follows:

Japan	24.2%
United Kingdom	20.5%
Switzerland	13.1%
Germany	11.2%
France	8.0%
United States	7.0%
Netherlands	2.9%
Australia	2.6%
Sweden	2.1%
Other Countries	8.4%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

7

QUARTERLY REPORT

August 31, 2014

MFS® MANAGED WEALTH FUND

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 90.0%
MFS Growth Fund - Class R5	89,425	$6,415,333
MFS Institutional International Equity Fund - Class R5	282,272	6,399,103
MFS Value Fund - Class R5	185,035	6,424,399
Total Underlying Affiliated Funds		$19,238,835
Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.4%
Russell 2000 Index - December 2014 @ $1,000	$12	$9,720
Russell 2000 Index - March 2015 @ $970	12	18,600
Russell 2000 Index - September 2014 @ $1,100	10	2,140
S&P 500 Index - December 2014 @ $1,750	10	10,000
S&P 500 Index - March 2015 @ $1,600	10	12,910
S&P 500 Index - June 2015 @ $1,600	10	23,300
Total Put Options Purchased		$76,670
Issuer	Shares/Par
Money Market Funds - 9.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	1,929,557	$1,929,557
Total Investments		$21,245,062

Other Assets, Less Liabilities - 0.6%		117,666
Net Assets - 100.0%		$21,362,728

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Derivative Contracts at 8/31/14

Futures Contracts Outstanding at 8/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
MINI MSCI EAFE (Short)	USD	35	$3,361,400	September - 2014	$82,027

Liability Derivatives
Equity Futures
Russell 1000 Growth Index (Short)	USD	38	$3,553,760	September - 2014	$(119,665)
Russell 1000 Value Index (Short)	USD	35	3,522,400	September - 2014	(70,388)

					$(190,053)

At August 31, 2014, the fund had cash collateral of $306,405 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$76,670	$—	$—	$76,670
Mutual Funds	21,168,392	—	—	21,168,392
Total Investments	$21,245,062	$—	$—	$21,245,062

Other Financial Instruments
Futures Contracts	$(108,026)	$—	$—	$(108,026)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$21,172,951
Gross unrealized appreciation	225,685
Gross unrealized depreciation	(153,574)
Net unrealized appreciation (depreciation)	$72,111

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Growth Fund	—	89,425	—	89,425
MFS Institutional International Equity Fund	—	282,272	—	282,272
MFS Institutional Money Market Portfolio	—	21,863,089	(19,933,532)	1,929,557
MFS Value Fund	—	185,035	—	185,035

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Growth Fund	$—	$—	$—	$6,415,333
MFS Institutional International Equity Fund	—	—	—	6,399,103
MFS Institutional Money Market Portfolio	—	—	457	1,929,557
MFS Value Fund	—	—	—	6,424,399

	$—	$—	$457	$21,168,392

3

QUARTERLY REPORT

August 31, 2014

MFS® MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS

8/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Underlying Affiliated Funds - 100.0%
MFS Absolute Return Fund - Class R5	6,498,653	$62,971,945
MFS Commodity Strategy Fund - Class R5 (v)	22,030,727	188,362,714
MFS Emerging Markets Debt Fund - Class R5	12,389,209	190,050,461
MFS Global Bond Fund - Class R5	32,717,085	315,065,530
MFS Global Real Estate Fund - Class R5 (v)	7,748,189	127,147,777
MFS Government Securities Fund - Class R5	62,472,519	632,221,892
MFS Growth Fund - Class R5	7,115,920	510,496,083
MFS High Income Fund - Class R5	87,149,833	317,225,391
MFS Inflation-Adjusted Bond Fund - Class R5	29,428,019	315,174,088
MFS International Growth Fund - Class R5	6,604,374	187,828,386
MFS International New Discovery Fund - Class R5	2,087,473	62,812,049
MFS International Value Fund - Class R5	5,369,668	188,206,857
MFS Mid Cap Growth Fund - Class R5 (a)	30,154,915	451,117,533
MFS Mid Cap Value Fund - Class R5	20,824,689	447,314,329
MFS New Discovery Fund - Class R5	3,484,071	95,881,636
MFS New Discovery Value Fund - Class R5	7,238,871	95,915,044
MFS Research Bond Fund - Class R5	68,978,905	759,457,745
MFS Research Fund - Class R5	12,987,109	512,341,446
MFS Research International Fund - Class R5	20,891,216	376,459,720
MFS Value Fund - Class R5	14,636,271	508,171,316
Total Underlying Affiliated Funds		$6,344,221,942

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	26	$26
Total Investments		$6,344,221,968

Other Assets, Less Liabilities - 0.0%		1,444,630
Net Assets - 100.0%		$6,345,666,598

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

8/31/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

2

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,344,221,968	$—	$—	$6,344,221,968

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,993,470,304
Gross unrealized appreciation	1,377,993,684
Gross unrealized depreciation	(27,242,020)
Net unrealized appreciation (depreciation)	$1,350,751,664

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund	6,293,507	225,933	(20,787)	6,498,653
MFS Commodity Strategy Fund	20,055,774	1,981,172	(6,219)	22,030,727
MFS Emerging Markets Debt Fund	12,119,366	315,316	(45,473)	12,389,209
MFS Global Bond Fund	31,718,591	1,092,251	(93,757)	32,717,085
MFS Global Real Estate Fund	7,892,133	2,030	(145,974)	7,748,189
MFS Government Securities Fund	60,553,655	2,175,644	(256,780)	62,472,519
MFS Growth Fund	7,172,506	14,646	(71,232)	7,115,920
MFS High Income Fund	83,916,617	3,456,667	(223,451)	87,149,833
MFS Inflation-Adjusted Bond Fund	28,713,110	911,297	(196,388)	29,428,019
MFS Institutional Money Market Portfolio	71	29,481,406	(29,481,451)	26
MFS International Growth Fund	6,409,373	197,966	(2,965)	6,604,374
MFS International New Discovery Fund	2,041,036	52,191	(5,754)	2,087,473
MFS International Value Fund	5,233,428	139,413	(3,173)	5,369,668
MFS Mid Cap Growth Fund	30,476,620	46,981	(368,686)	30,154,915
MFS Mid Cap Value Fund	20,802,957	269,543	(247,811)	20,824,689
MFS New Discovery Fund	3,501,406	97,229	(114,564)	3,484,071
MFS New Discovery Value Fund	7,188,525	163,409	(113,063)	7,238,871
MFS Research Bond Fund	66,990,128	2,279,934	(291,157)	68,978,905
MFS Research Fund	13,086,616	38,881	(138,388)	12,987,109
MFS Research International Fund	20,245,898	659,207	(13,889)	20,891,216
MFS Value Fund	14,501,792	211,979	(77,500)	14,636,271

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$1,686	$—	$112,491	$62,971,945
MFS Commodity Strategy Fund	3,500	—	—	188,362,714
MFS Emerging Markets Debt Fund	189,288	—	2,200,273	190,050,461
MFS Global Bond Fund	157,078	—	2,980,715	315,065,530

3

Supplemental Information (unaudited) – continued

Underlying Affiliated Funds - continued	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Real Estate Fund	$897,476	$—	$—	$127,147,777
MFS Government Securities Fund	220,852	—	3,702,696	632,221,892
MFS Growth Fund	2,941,853	—	—	510,496,083
MFS High Income Fund	303,094	—	4,620,640	317,225,391
MFS Inflation-Adjusted Bond Fund	293,426	—	1,957,238	315,174,088
MFS Institutional Money Market Portfolio	—	—	136	26
MFS International Growth Fund	49,269	—	—	187,828,386
MFS International New Discovery Fund	115,460	—	—	62,812,049
MFS International Value Fund	68,709	—	—	188,206,857
MFS Mid Cap Growth Fund	3,728,282	—	—	451,117,533
MFS Mid Cap Value Fund	3,761,735	—	—	447,314,329
MFS New Discovery Fund	2,090,023	—	—	95,881,636
MFS New Discovery Value Fund	581,065	—	—	95,915,044
MFS Research Bond Fund	668,311	—	5,876,167	759,457,745
MFS Research Fund	3,529,197	—	—	512,341,446
MFS Research International Fund	143,753	—	—	376,459,720
MFS Value Fund	1,645,755	—	2,531,923	508,171,316

	$21,389,812	$—	$23,982,279	$6,344,221,968

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 16, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2014

*	Print name and title of each signing officer under his or her signature.